Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.3%
		Communication Services: 2.7%
11,369	(1)	Advantage Solutions, Inc.	$17,963	0.0
4,046	(1)	AMC Networks, Inc.	71,129	0.0
2,434	(1)	Anterix, Inc.	80,419	0.0
1,804	(1)	Arena Group Holdings, Inc./The	7,667	0.0
1,650		ATN International, Inc.	67,518	0.0
2,953	(1)	Bandwidth, Inc.	44,886	0.0
2,905	(1)	Boston Omaha Corp.	68,761	0.0
13,206	(1)	Bumble, Inc.	258,177	0.1
4,394	(1)	Cardlytics, Inc.	14,918	0.0
13,320	(1)	Cargurus, Inc.	248,818	0.1
9,201	(1)	Cars.com, Inc.	177,579	0.1
17,847	(1)	Charge Enterprises, Inc.	19,632	0.0
14,554	(1)	Cinemark Holdings, Inc.	215,254	0.1
50,254	(1)	Clear Channel Outdoor Holdings, Inc.	60,305	0.0
5,743		Cogent Communications Holdings, Inc.	365,944	0.1
10,398	(1)	Consolidated Communications Holdings, Inc.	26,827	0.0
2,592	(1)	Cumulus Media, Inc. Class-A	9,565	0.0
189	(1)	Daily Journal Corp.	53,857	0.0
5,581	(1)	DHI Group, Inc.	21,654	0.0
4,728	(1)	EchoStar Corp.	86,475	0.0
8,788		Entravision Communications Corp.	53,167	0.0
10,631	(1)	Eventbrite, Inc.	91,214	0.0
2,478	(1)	EverQuote, Inc.	34,444	0.0
8,103	(1)	EW Scripps Co.	76,249	0.0
24,298	(1)	fuboTV, Inc.	29,401	0.0
19,182	(1)	Gannett Co., Inc.	35,870	0.0
92,108	(1)	Globalstar, Inc.	106,845	0.0
6,360	(1)	Gogo, Inc.	92,220	0.0
10,904		Gray Television, Inc.	95,083	0.0
1,996	(1)	IDT Corp.	68,024	0.0
16,051	(1)	iHeartMedia, Inc.	62,599	0.0
6,503	(1)	Imax Corp.	124,728	0.1
10,401	(1)	Innovid Corp.	14,665	0.0
4,924	(1)	Integral Ad Science Holding Corp.	70,265	0.0
16,816		Iridium Communications, Inc.	1,041,415	0.3
5,644		John Wiley & Sons, Inc.	218,818	0.1
5,764	(1)	KORE Group Holdings, Inc.	7,032	0.0
23,262	(1)	Liberty Latin America Ltd.	192,144	0.1
2,024	(1)	Liberty Latin America Ltd. - Class A	16,819	0.0
6,358	(1)	Liberty Media Corp.- Liberty Braves C Tracking Stock	214,201	0.1
7,882	(1)	Lions Gate Entertainment Corp. - Class A	87,254	0.0
15,443	(1)	Lions Gate Entertainment Corp. - Class B	160,298	0.1
3,461	(1)	Madison Square Garden Entertainment Corp.	204,441	0.1
17,533	(1)	Magnite, Inc.	162,356	0.1
3,301		Marcus Corp.	52,816	0.0
3,200	(1)	MediaAlpha, Inc.	47,936	0.0
3,309	(1)	Ooma, Inc.	41,396	0.0
5,230	(1)	Outbrain, Inc.	21,600	0.0
10,450	(1)	Playstudios, Inc.	38,561	0.0
5,734	(1)	PubMatic, Inc.	79,244	0.0
6,912	(1)	QuinStreet, Inc.	109,693	0.0
12,860	(1)	Quotient Technology, Inc.	42,181	0.0
10,346	(1)	Radius Global Infrastructure, Inc.	151,776	0.1
3,245	(1)	Reservoir Media, Inc.	21,157	0.0
3,964		Scholastic Corp.	135,648	0.1
6,668		Shenandoah Telecommunications Co.	126,825	0.1
3,212		Shutterstock, Inc.	233,191	0.1
5,177		Sinclair Broadcast Group, Inc.	88,837	0.0
44,397	(1)	Skillz, Inc.	26,336	0.0
10,822	(1)	Stagwell, Inc.	80,299	0.0
3,633	(1)	TechTarget, Inc.	131,224	0.1
29,242		TEGNA, Inc.	494,482	0.2
13,439		Telephone & Data Systems, Inc.	141,244	0.1
3,398	(1)	Thryv Holdings, Inc.	78,358	0.0
11,619	(1)	TrueCar, Inc.	26,724	0.0
1,927	(1)	United States Cellular Corp.	39,947	0.0
19,564	(1)	Vimeo, Inc.	74,930	0.0
30,749	(1)	Vinco Ventures, Inc.	9,880	0.0
3,209	(1)	Vivid Seats, Inc.	24,485	0.0
7,245	(1)	WideOpenWest, Inc.	77,014	0.0
8,828	(1)	Yelp, Inc.	271,020	0.1
6,000	(1)	Ziff Davis, Inc.	468,300	0.2
9,840	(1)	ZipRecruiter, Inc.	156,850	0.1
			8,468,854	2.7

		Consumer Discretionary: 10.9%
3,852	(1)	1-800-Flowers.com, Inc.	44,298	0.0
3,118	(1)	1stdibs.com, Inc.	12,378	0.0
9,933	(1)	2U, Inc.	68,041	0.0
4,122		Aaron's Co., Inc./The	39,819	0.0
6,385	(1)	Abercrombie & Fitch Co. - Class A	177,184	0.1
10,028		Academy Sports & Outdoors, Inc.	654,327	0.2
7,936	(1)	Accel Entertainment, Inc.	72,297	0.0
4,559		Acushnet Holdings Corp.	232,235	0.1
12,350	(1)	Adient plc	505,856	0.2
5,872	(1)	Adtalem Global Education, Inc.	226,777	0.1
13,437	(1)	Allbirds, Inc.	16,124	0.0
15,193	(1)	American Axle & Manufacturing Holdings, Inc.	118,657	0.0
20,270		American Eagle Outfitters, Inc.	272,429	0.1
2,716	(1)	American Public Education, Inc.	14,721	0.0
770	(1)	America's Car-Mart, Inc.	60,992	0.0
12,259	(1)	AMMO, Inc.	24,150	0.0
11,370		Arko Corp.	96,531	0.0
2,924	(1)	Asbury Automotive Group, Inc.	614,040	0.2
9,863	(1)	Aterian, Inc.	8,483	0.0
5,072	(1)	Bally's Corp.	99,005	0.0
14,925	(1)	BARK, Inc.	21,641	0.0
16,175	(1)	Beachbody Co., Inc./The	7,800	0.0
3,861	(1)	Beazer Homes USA, Inc.	61,313	0.0
10,775	(1)	Bed Bath & Beyond, Inc.	4,605	0.0
2,745		Big 5 Sporting Goods Corp.	21,109	0.0
3,720		Big Lots, Inc.	40,771	0.0

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

3,113	(1)	BJ's Restaurants, Inc.	90,713	0.0
11,413		Bloomin Brands, Inc.	292,743	0.1
1,500		Bluegreen Vacations Holding Corp.	41,070	0.0
3,868	(1)	Boot Barn Holdings, Inc.	296,444	0.1
3,937	(1)	Bowlero Corp.	66,732	0.0
5,652	(1)	Brinker International, Inc.	214,776	0.1
3,903		Buckle, Inc.	139,298	0.1
1,788		Build-A-Bear Workshop, Inc.	41,553	0.0
4,683		Caleres, Inc.	101,293	0.0
5,090		Camping World Holdings, Inc.	106,228	0.0
36,007	(1)	Canoo, Inc.	23,498	0.0
7,009	(1)	CarParts.com, Inc.	37,428	0.0
1,731		Carriage Services, Inc.	52,830	0.0
2,776		Cato Corp.	24,540	0.0
1,189	(1)	Cavco Industries, Inc.	377,793	0.1
24,294	(1)	Cenntro Electric Group Ltd.	11,219	0.0
4,166	(1)	Century Casinos, Inc.	30,537	0.0
3,739		Century Communities, Inc.	238,997	0.1
6,356		Cheesecake Factory	222,778	0.1
16,262	(1)	Chegg, Inc.	265,071	0.1
16,451	(1)	Chico's FAS, Inc.	90,480	0.0
1,761	(1)	Childrens Place, Inc./The	70,880	0.0
2,630	(1)	Chuy's Holdings, Inc.	94,286	0.0
1,186	(1)	Citi Trends, Inc.	22,558	0.0
3,940		Clarus Corp.	37,233	0.0
4,700	(1)	Container Store Group, Inc.	16,121	0.0
79,305	(1)	ContextLogic, Inc.	35,354	0.0
15,159	(1)	Coursera, Inc.	174,632	0.1
2,954		Cracker Barrel Old Country Store, Inc.	335,574	0.1
7,969	(1)	CROCS, Inc.	1,007,600	0.3
16,635		Dana, Inc.	250,357	0.1
5,558	(1)	Dave & Buster's Entertainment, Inc.	204,479	0.1
7,455	(1)	Denny's Corp.	83,198	0.0
6,540		Designer Brands, Inc.	57,160	0.0
7,395	(1)	Destination XL Group, Inc.	40,746	0.0
521		Dillards, Inc.	160,301	0.1
2,024		Dine Brands Global, Inc.	136,903	0.1
3,510	(1)	Dorman Products, Inc.	302,773	0.1
2,473	(1)	Dream Finders Homes, Inc.	32,767	0.0
3,087	(1)	Duolingo, Inc.	440,175	0.2
2,969		El Pollo Loco Holdings, Inc.	28,473	0.0
6,590		Ermenegildo Zegna NV	89,888	0.0
3,016		Ethan Allen Interiors, Inc.	82,819	0.0
3,199		European Wax Center, Inc.	60,781	0.0
11,547	(1)	Everi Holdings, Inc.	198,031	0.1
9,318	(1)	EVgo, Inc.	72,587	0.0
4,743	(1)	F45 Training Holdings, Inc.	5,502	0.0
67,232	(1)	Faraday Future Intelligent Electric, Inc.	23,807	0.0
22,879	(1)	Fisker, Inc.	140,477	0.1
10,554		Foot Locker, Inc.	418,888	0.1
6,767	(1)	Fossil Group, Inc.	21,654	0.0
5,622	(1)	Fox Factory Holding Corp.	682,342	0.2
3,512		Franchise Group, Inc.	95,702	0.0
10,901	(1)	Frontdoor, Inc.	303,920	0.1
4,529	(1)	Full House Resorts, Inc.	32,745	0.0
4,283	(1)	Funko, Inc.	40,389	0.0
1,672	(1)	Genesco, Inc.	61,663	0.0
4,313	(1)	Gentherm, Inc.	260,591	0.1
5,803	(1)	G-III Apparel Group Ltd.	90,237	0.0
2,502	(1)	Golden Entertainment, Inc.	108,862	0.0
36,488	(1)	Goodyear Tire & Rubber Co.	402,098	0.1
17,051	(1)	GoPro, Inc.	85,767	0.0
488		Graham Holdings Co.	290,770	0.1
3,688	(1)	Green Brick Partners, Inc.	129,301	0.1
1,855		Group 1 Automotive, Inc.	420,009	0.1
2,936	(1)	Groupon, Inc.	12,361	0.0
7,736	(1)	GrowGeneration Corp.	26,457	0.0
4,282		Guess?, Inc.	83,328	0.0
1,937		Haverty Furniture Cos., Inc.	61,810	0.0
3,140	(1)	Helen of Troy Ltd.	298,834	0.1
1,638		Hibbett, Inc.	96,609	0.0
11,402	(1)	Hilton Grand Vacations, Inc.	506,591	0.2
7,329	(1)	Holley, Inc.	20,081	0.0
699	(1)	Hovnanian Enterprises, Inc.	47,420	0.0
2,892	(1)	Inspired Entertainment, Inc.	36,989	0.0
3,179		Installed Building Products, Inc.	362,501	0.1
13,024		International Game Technology PLC	349,043	0.1
3,462	(1)	iRobot Corp.	151,082	0.1
2,805		Jack in the Box, Inc.	245,690	0.1
759		Johnson Outdoors, Inc.	47,825	0.0
10,031		KB Home	403,046	0.1
7,263		Kontoor Brands, Inc.	351,457	0.1
9,654		Krispy Kreme, Inc.	150,120	0.1
579	(1)	Kura Sushi USA, Inc.	38,121	0.0
2,122	(1)	Lands' End, Inc.	20,626	0.0
5,761	(1)	Latham Group, Inc.	16,476	0.0
17,499		Laureate Education Inc.- Class A	205,788	0.1
5,709		La-Z-Boy, Inc.	166,018	0.1
3,276		LCI Industries	359,934	0.1
2,729	(1)	LGI Homes, Inc.	311,188	0.1
5,399	(1)	Life Time Group Holdings, Inc.	86,168	0.0
2,170		Lifetime Brands, Inc.	12,760	0.0
4,302	(1)	Lindblad Expeditions Holdings, Inc.	41,127	0.0
4,060	(1)	LL Flooring Holdings, Inc.	15,428	0.0
23,047	(1)	Lordstown Motors Corp.	15,282	0.0
1,818	(1)	Lovesac Co/The	52,540	0.0
32,556	(1)	Luminar Technologies, Inc.	211,288	0.1
3,454	(1)	M/I Homes, Inc.	217,913	0.1
2,726	(1)	Malibu Boats, Inc.	153,883	0.1
2,830	(1)	MarineMax, Inc.	81,363	0.0
2,333	(1)	MasterCraft Boat Holdings, Inc.	70,993	0.0
7,540		MDC Holdings, Inc.	293,080	0.1
4,742		Meritage Homes Corp.	553,676	0.2
6,465	(1)	Modine Manufacturing Co.	149,018	0.1
1,769		Monarch Casino & Resort, Inc.	131,171	0.1
4,199		Monro, Inc.	207,557	0.1
2,751	(1)	Motorcar Parts of America, Inc.	20,467	0.0
2,149		Movado Group, Inc.	61,827	0.0
134,605	(1)	Mullen Automotive, Inc.	17,674	0.0

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

2,666		Murphy USA, Inc.	687,961	0.2
10,572	(1)	National Vision Holdings, Inc.	199,176	0.1
1,676	(1)	NeoGames SA	25,475	0.0
7,479	(1)	Nerdy, Inc.	31,262	0.0
6,237	(1)	Noodles & Co.	30,249	0.0
5,237	(1)	ODP Corp./The	235,560	0.1
3,166	(1)	ONE Group Hospitality, Inc./The	25,645	0.0
8,579	(1)	OneSpaWorld Holdings Ltd.	102,862	0.0
1,524	(1)	OneWater Marine, Inc.	42,626	0.0
5,683	(1)	Overstock.com, Inc.	115,194	0.0
2,002		Oxford Industries, Inc.	211,391	0.1
4,292		Papa Johns International, Inc.	321,600	0.1
2,795		Patrick Industries, Inc.	192,324	0.1
8,738	(1)	Perdoceo Education Corp.	117,351	0.0
2,450		PetMed Express, Inc.	39,788	0.0
3,831	(1)	PLBY Group, Inc.	7,585	0.0
3,221	(1)	Portillo's, Inc.	68,833	0.0
7,227	(1)	Purple Innovation, Inc.	19,079	0.0
46,588	(1)	Qurate Retail, Inc.	46,020	0.0
1,126		RCI Hospitality Holdings, Inc.	88,019	0.0
6,646		Red Rock Resorts, Inc.	296,212	0.1
6,479	(1)	Rent the Runway, Inc.	18,465	0.0
5,264	(1)	Revolve Group, Inc.	138,443	0.1
985		Rocky Brands, Inc.	22,724	0.0
13,432	(1)	Rover Group, Inc.	60,847	0.0
1,348	(1)	RumbleON, Inc.	8,169	0.0
7,952	(1)	Rush Street Interactive, Inc.	24,731	0.0
4,178		Ruth's Hospitality Group, Inc.	68,603	0.0
42,647	(1)	Sabre Corp.	182,956	0.1
14,197	(1)	Sally Beauty Holdings, Inc.	221,189	0.1
12,622	(1)	Scientific Games Corp.	757,951	0.3
5,406	(1)	SeaWorld Entertainment, Inc.	331,442	0.1
4,897	(1)	Shake Shack, Inc.	271,735	0.1
2,287		Shoe Carnival, Inc.	58,662	0.0
5,985		Signet Jewelers Ltd.	465,513	0.2
7,047	(1)	Skyline Champion Corp.	530,146	0.2
2,764	(1)	Sleep Number Corp.	84,053	0.0
6,011		Smith & Wesson Brands, Inc.	73,995	0.0
2,325	(1)	Snap One Holdings Corp.	21,739	0.0
17,054	(1)	Solid Power, Inc.	51,333	0.0
2,521	(1)	Solo Brands, Inc.	18,101	0.0
24,841	(1)	Sonder Holdings, Inc.	18,807	0.0
2,389		Sonic Automotive, Inc.	129,818	0.1
16,582	(1)	Sonos, Inc.	325,339	0.1
5,736	(1)	Sportsman's Warehouse Holdings, Inc.	48,641	0.0
2,755		Standard Motor Products, Inc.	101,687	0.0
10,288		Steven Madden Ltd.	370,368	0.1
10,588	(1)	Stitch Fix, Inc.	54,105	0.0
3,604	(1)	Stoneridge, Inc.	67,395	0.0
3,065		Strategic Education, Inc.	275,329	0.1
5,339	(1)	Stride, Inc.	209,556	0.1
2,274		Sturm Ruger & Co., Inc.	130,619	0.1
1,865		Superior Group of Cos, Inc.	14,678	0.0
11,626	(1)	Sweetgreen, Inc.	91,148	0.0
3,724	(1)	Target Hospitality Corp.	48,933	0.0
13,847	(1)	Taylor Morrison Home Corp.	529,786	0.2
8,907		Texas Roadhouse, Inc.	962,490	0.3
11,126	(1)	The RealReal, Inc.	14,019	0.0
7,854	(1)	ThredUp, Inc.	19,871	0.0
3,383	(1)	Tilly's, Inc.	26,083	0.0
18,465	(1)	Topgolf Callaway Brands Corp.	399,213	0.1
4,065	(1)	Traeger, Inc.	16,707	0.0
1,685	(1)	TravelCenters of America, Inc.	145,753	0.1
13,268	(1)	Tri Pointe Homes, Inc.	335,946	0.1
6,041	(1)	Tupperware Brands Corp.	15,103	0.0
9,823	(1)	Udemy, Inc.	86,737	0.0
2,075	(1)	Unifi, Inc.	16,953	0.0
1,771	(1)	Universal Electronics, Inc.	17,958	0.0
4,193	(1)	Universal Technical Institute, Inc.	30,944	0.0
6,751		Upbound Group, Inc.	165,467	0.1
8,495	(1)	Urban Outfitters, Inc.	235,481	0.1
14,309	(1)	Vacasa, Inc.	13,768	0.0
7,267	(1)	Vista Outdoor, Inc.	201,369	0.1
3,676	(1)	Visteon Corp.	576,507	0.2
9,174	(1)	Vizio Holding Corp.	84,217	0.0
7,878	(1)	Vuzix Corp.	32,615	0.0
11,226	(1)	Warby Parker, Inc.	118,883	0.1
3,966		Wingstop, Inc.	728,078	0.2
340		Winmark Corp.	108,946	0.0
4,076		Winnebago Industries	235,185	0.1
10,279		Wolverine World Wide, Inc.	175,257	0.1
21,502	(1)	Workhorse Group, Inc.	28,598	0.0
7,120	(1)	WW International, Inc.	29,334	0.0
2,861	(1)	XPEL, Inc.	194,405	0.1
2,245	(1)	Xponential Fitness, Inc.	68,226	0.0
2,172	(1)	Zumiez, Inc.	40,052	0.0
			34,549,997	10.9

		Consumer Staples: 3.6%
21,213	(1)	22nd Century Group, Inc.	16,313	0.0
4,229		Andersons, Inc.	174,742	0.1
14,810	(1)	AppHarvest, Inc.	9,068	0.0
9,264		B&G Foods, Inc.	143,870	0.0
12,497	(1)	Beauty Health Co/The	157,837	0.1
17,473	(1)	BellRing Brands, Inc.	594,082	0.2
24,246	(1)	Benson Hill, Inc.	27,883	0.0
7,971	(1)	Beyond Meat, Inc.	129,369	0.0
3,419	(1)	BRC, Inc.	17,574	0.0
2,365		Calavo Growers, Inc.	68,041	0.0
5,003		Cal-Maine Foods, Inc.	304,633	0.1
7,324	(1)	Celsius Holdings, Inc.	680,693	0.2
487	(1)	Central Garden & Pet Co. - CENT	19,996	0.0
6,263	(1)	Central Garden & Pet Co. - Class A - CENTA	244,695	0.1
4,513	(1)	Chefs' Warehouse Holdings, Inc.	153,668	0.1
614		Coca-Cola Consolidated, Inc.	328,539	0.1
4,956	(1)	Duckhorn Portfolio, Inc./The	78,800	0.0
6,822		Edgewell Personal Care Co.	289,389	0.1
6,514	(1)	elf Beauty, Inc.	536,428	0.2
8,755		Energizer Holdings, Inc.	303,798	0.1
4,050		Fresh Del Monte Produce, Inc.	121,946	0.0
9,887	(1)	Hain Celestial Group, Inc.	169,562	0.1
12,752	(1)	Herbalife Nutrition Ltd.	205,307	0.1
5,401	(1)	HF Foods Group, Inc.	21,172	0.0

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

9,502	(1)	Honest Co., Inc./The	17,104	0.0
17,651	(1)	Hostess Brands, Inc.	439,157	0.1
1,905		Ingles Markets, Inc.	168,973	0.1
2,395		Inter Parfums, Inc.	340,665	0.1
2,017		J&J Snack Foods Corp.	298,960	0.1
1,215		John B Sanfilippo & Son, Inc.	117,758	0.0
2,554		Lancaster Colony Corp.	518,156	0.2
3,892	(1)	Lifecore Biomedical, Inc.	14,692	0.0
1,411		Medifast, Inc.	146,278	0.0
1,838		MGP Ingredients, Inc.	177,771	0.1
5,851	(1)	Mission Produce, Inc.	65,005	0.0
3,060	(1)	National Beverage Corp.	161,323	0.1
6,526		Nu Skin Enterprises, Inc.	256,537	0.1
3,311		Pricesmart, Inc.	236,670	0.1
20,551		Primo Water Corp.	315,458	0.1
7,472	(1)	Rite Aid Corp.	16,737	0.0
723	(1)	Seneca Foods Corp.	37,791	0.0
11,762	(1)	Simply Good Foods Co/The	467,775	0.1
4,980	(1)	Sovos Brands, Inc.	83,066	0.0
4,654		SpartanNash Co.	115,419	0.0
14,129	(1)	Sprouts Farmers Market, Inc.	494,939	0.2
13,224	(1)	SunOpta, Inc.	101,825	0.0
6,702	(1)	Tattooed Chef, Inc.	9,517	0.0
2,205		Tootsie Roll Industries, Inc.	99,027	0.0
6,700	(1)	TreeHouse Foods, Inc.	337,881	0.1
2,072		Turning Point Brands, Inc.	43,512	0.0
7,674	(1)	United Natural Foods, Inc.	202,210	0.1
3,340		Universal Corp.	176,653	0.1
1,546	(1)	USANA Health Sciences, Inc.	97,243	0.0
8,899		Utz Brands, Inc.	146,567	0.0
19,221		Vector Group Ltd.	230,844	0.1
8,682	(1)	Veru, Inc.	10,071	0.0
3,477	(1)	Vita Coco Co., Inc./The	68,219	0.0
4,107	(1)	Vital Farms, Inc.	62,837	0.0
1,815		WD-40 Co.	323,161	0.1
2,275		Weis Markets, Inc.	192,624	0.1
5,350	(1)	Whole Earth Brands, Inc.	13,696	0.0
			11,403,526	3.6

		Energy: 6.2%
4,076	(1)	Aemetis, Inc.	9,456	0.0
9,708	(1)	Alto Ingredients, Inc.	14,562	0.0
4,879	(1)	Amplify Energy Corp.	33,519	0.0
1,947		Arch Resources, Inc.	255,953	0.1
18,300		Archrock, Inc.	178,791	0.1
4,697		Ardmore Shipping Corp.	69,844	0.0
10,280		Berry Corp.	80,698	0.0
26,183	(1)	Borr Drilling Ltd.	198,467	0.1
3,194	(1)	Bristow Group, Inc.	71,546	0.0
7,804		Cactus, Inc.	321,759	0.1
9,927		California Resources Corp.	382,189	0.1
6,408	(1)	Callon Petroleum Co.	214,283	0.1
1,422	(1)	Centrus Energy Corp.	45,788	0.0
27,025		ChampionX Corp.	733,188	0.2
5,597		Chord Energy Corp.	753,356	0.2
9,718		Civitas Resources, Inc.	664,128	0.2
22,521	(1)	Clean Energy Fuels Corp.	98,192	0.0
23,785	(1)	CNX Resources Corp.	381,036	0.1
11,884		Comstock Resources, Inc.	128,228	0.1
4,476		CONSOL Energy, Inc.	260,816	0.1
4,582		Crescent Energy Co.	51,822	0.0
3,800		CVR Energy, Inc.	124,564	0.0
9,181		Delek US Holdings, Inc.	210,704	0.1
6,646	(1)	Denbury, Inc.	582,389	0.2
18,125		DHT Holdings, Inc.	195,931	0.1
13,694	(1)	Diamond Offshore Drilling, Inc.	164,876	0.1
2,508	(1)	DMC Global, Inc.	55,101	0.0
4,198		Dorian L.P.G Ltd.	83,708	0.0
4,573	(1)	Dril-Quip, Inc.	131,199	0.1
5,612	(1)	Earthstone Energy, Inc.	73,012	0.0
20,730	(1)	Energy Fuels, Inc./Canada	115,673	0.0
54,313		Equitrans Midstream Corp.	313,929	0.1
2,589		Excelerate Energy, Inc.	57,320	0.0
10,488	(1)	Expro Group Holdings NV	192,560	0.1
3,763		FLEX LNG Ltd.	126,362	0.0
16,338		Frontline PLC	270,557	0.1
26,283	(1)	Gevo, Inc.	40,476	0.0
13,258	(1)	Golar LNG Ltd.	286,373	0.1
7,065	(1)	Green Plains, Inc.	218,944	0.1
1,438	(1)	Gulfport Energy Corp.	115,040	0.0
19,285	(1)	Helix Energy Solutions Group, Inc.	149,266	0.1
13,589		Helmerich & Payne, Inc.	485,807	0.2
1,035		HighPeak Energy, Inc.	23,805	0.0
6,517		International Seaways, Inc.	271,629	0.1
2,383		Kinetik Holdings, Inc.	74,588	0.0
59,632	(1)	Kosmos Energy Ltd.	443,662	0.1
18,600		Liberty Energy, Inc.	238,266	0.1
21,919		Magnolia Oil & Gas Corp.	479,588	0.2
14,921		Matador Resources Co.	710,986	0.2
19,568		Murphy Oil Corp.	723,625	0.2
1,196	(1)	Nabors Industries Ltd.	145,804	0.1
531		Nacco Industries, Inc.	19,153	0.0
5,171	(1)	National Energy Services Reunited Corp.	27,199	0.0
12,372	(1)	Newpark Resources, Inc.	47,632	0.0
4,207	(1)	NextDecade Corp.	20,909	0.0
22,988	(1)	NexTier Oilfield Solutions, Inc.	182,755	0.1
10,335	(1)	Noble Corp. PLC	407,922	0.1
27,026		Nordic American Tankers Ltd.	107,023	0.0
8,657		Northern Oil and Gas, Inc.	262,740	0.1
13,666	(1)	Oceaneering International, Inc.	240,932	0.1
8,808	(1)	Oil States International, Inc.	73,371	0.0
6,442	(1)	Par Pacific Holdings, Inc.	188,106	0.1
28,555		Patterson-UTI Energy, Inc.	334,093	0.1
14,763		PBF Energy, Inc.	640,124	0.2
15,519	(1)	Peabody Energy Corp.	397,286	0.1
31,006		Permian Resources Corp.	325,563	0.1
2,170	(1)	ProFrac Holding Corp.	27,494	0.0
11,928	(1)	ProPetro Holding Corp.	85,762	0.0
2,645		Ranger Oil Corp.	108,022	0.0
2,223	(1)	REX American Resources Corp.	63,556	0.0
1,386		Riley Exploration Permian, Inc.	52,751	0.0
11,104	(1)	Ring Energy, Inc.	21,098	0.0
9,972		RPC, Inc.	76,685	0.0
4,119	(1)	SandRidge Energy, Inc.	59,355	0.0
6,287		Scorpio Tankers, Inc.	354,021	0.1
10,027		Select Energy Services, Inc.	69,788	0.0

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

15,352		SFL Corp. Ltd.	145,844	0.1
1,518	(1)	SilverBow Resources, Inc.	34,686	0.0
9,221		Sitio Royalties Corp.	208,395	0.1
16,014		SM Energy Co.	450,954	0.2
4,446		Solaris Oilfield Infrastructure, Inc.	37,969	0.0
8,586	(1)	Talos Energy, Inc.	127,416	0.0
9,242	(1)	Teekay Corp.	57,116	0.0
3,120	(1)	Teekay Tankers Ltd.	133,942	0.1
68,529	(1)	Tellurian, Inc.	84,291	0.0
16,938	(1)	Tetra Technologies, Inc.	44,886	0.0
5,790	(1)	Tidewater, Inc.	255,223	0.1
45,104	(1)	Uranium Energy Corp.	129,900	0.1
27,592	(1)	Ur-Energy, Inc.	29,248	0.0
10,015	(1)	US Silica Holdings, Inc.	119,579	0.0
14,255		Vaalco Energy, Inc.	64,575	0.0
8,052	(1)	Valaris Ltd.	523,863	0.2
7,161	(1)	Vertex Energy, Inc.	70,751	0.0
2,120	(1)	Vital Energy, Inc.	96,545	0.0
12,218	(1)	W&T Offshore, Inc.	62,067	0.0
9,378	(1)	Weatherford International PLC	556,584	0.2
8,037		World Fuel Services Corp.	205,345	0.1
			19,685,884	6.2

		Financials: 15.4%
2,427		1st Source Corp.	104,725	0.0
958		ACNB Corp.	31,183	0.0
2,033		AFC Gamma, Inc.	24,721	0.0
2,343		Alerus Financial Corp.	37,605	0.0
1,650		Amalgamated Financial Corp.	29,189	0.0
2,454		A-Mark Precious Metals, Inc.	85,031	0.0
5,616	(1)	Ambac Financial Group, Inc.	86,936	0.0
3,821		Amerant Bancorp, Inc.	83,145	0.0
9,446		American Equity Investment Life Holding Co.	344,685	0.1
1,702		American National Bankshares, Inc.	53,953	0.0
8,814		Ameris Bancorp.	322,416	0.1
2,610		Amerisafe, Inc.	127,760	0.0
2,014		Angel Oak Mortgage REIT, Inc.	14,702	0.0
19,637		Apollo Commercial Real Estate Finance, Inc.	182,820	0.1
20,755		Arbor Realty Trust, Inc.	238,475	0.1
6,654		Ares Commercial Real Estate Corp.	60,485	0.0
4,295		Argo Group International Holdings Ltd.	125,801	0.0
14,138		ARMOUR Residential REIT, Inc.	74,225	0.0
2,328		Arrow Financial Corp.	57,990	0.0
7,633		Artisan Partners Asset Management, Inc.	244,103	0.1
2,885	(1)	AssetMark Financial Holdings, Inc.	90,733	0.0
19,283		Associated Banc-Corp.	346,708	0.1
10,038		Atlantic Union Bankshares Corp.	351,832	0.1
711	(1)	Atlanticus Holdings Corp.	19,289	0.0
6,392	(1)	Avantax, Inc.	168,237	0.1
19,191	(1)	AvidXchange Holdings, Inc.	149,690	0.1
7,681	(1)	Axos Financial, Inc.	283,583	0.1
2,736		B. Riley Financial, Inc.	77,675	0.0
9,357	(1)	Bakkt Holdings, Inc.	16,094	0.0
7,430		Banc of California, Inc.	93,098	0.0
2,540		Bancfirst Corp.	211,074	0.1
3,764		Banco Latinoamericano de Comercio Exterior SA	65,418	0.0
7,128	(1)	Bancorp, Inc.	198,515	0.1
1,017		Bank First Corp.	74,831	0.0
2,398		Bank of Marin Bancorp	52,492	0.0
6,730		Bank of NT Butterfield & Son Ltd.	181,710	0.1
10,236		BankUnited, Inc.	231,129	0.1
4,565		Banner Corp.	248,199	0.1
2,287		Bar Harbor Bankshares	60,491	0.0
6,094		Berkshire Hills Bancorp, Inc.	152,716	0.1
41,644		BGC Partners, Inc.	217,798	0.1
21,752		Blackstone Mortgage Trust, Inc.	388,273	0.1
6,490		Bread Financial Holdings, Inc.	196,777	0.1
3,239	(1)	Bridgewater Bancshares, Inc.	35,111	0.0
26,474	(1)	Bright Health Group, Inc.	5,832	0.0
4,313		Brightsphere Investment Group, Inc.	101,701	0.0
12,744		BrightSpire Capital, Inc.	75,190	0.0
18,420		Broadmark Realty Capital, Inc.	86,574	0.0
10,428		Brookline Bancorp, Inc.	109,494	0.0
7,952	(1)	BRP Group, Inc.	202,458	0.1
3,285		Business First Bancshares, Inc.	56,272	0.0
3,573		Byline Bancorp, Inc.	77,248	0.0
24,178		Cadence Bank	501,935	0.2
974		Cambridge Bancorp	63,125	0.0
2,106		Camden National Corp.	76,216	0.0
9,963	(1)	Cannae Holdings, Inc.	201,053	0.1
8,614	(1)	Cantaloupe, Inc.	49,100	0.0
2,213		Capital City Bank Group, Inc.	64,863	0.0
17,643		Capitol Federal Financial, Inc.	118,737	0.0
2,955		Capstar Financial Holdings, Inc.	44,768	0.0
3,796	(1)	Carter Bankshares, Inc.	53,144	0.0
1,925		Cass Information Systems, Inc.	83,372	0.0
9,600		Cathay General Bancorp.	331,392	0.1
3,958		Central Pacific Financial Corp.	70,848	0.0
31,653		Chimera Investment Corp.	178,523	0.1
2,406		Citizens & Northern Corp.	51,440	0.0
2,002		City Holding Co.	181,942	0.1
2,455		Civista Bancshares, Inc.	41,440	0.0
12,200		Claros Mortgage Trust, Inc.	142,130	0.1
2,568		CNB Financial Corp.	49,306	0.0
14,993		CNO Financial Group, Inc.	332,695	0.1
1,494	(1)	Coastal Financial Corp./WA	53,799	0.0
3,271		Cohen & Steers, Inc.	209,213	0.1
4,937	(1)	Columbia Financial, Inc.	90,248	0.0
7,005		Community Bank System, Inc.	367,692	0.1
2,134		Community Trust Bancorp, Inc.	80,985	0.0

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

8,200		Compass Diversified Holdings	156,456	0.1
5,233		ConnectOne Bancorp, Inc.	92,519	0.0
1,516	(1)	Consumer Portfolio Services, Inc.	16,206	0.0
6,929	(1)	CrossFirst Bankshares, Inc.	72,616	0.0
3,950	(1)	Customers Bancorp, Inc.	73,154	0.0
17,432		CVB Financial Corp.	290,766	0.1
417		Diamond Hill Investment Group, Inc.	68,630	0.0
4,526		Dime Community Bancshares, Inc.	102,831	0.0
3,458	(1)	Donnelley Financial Solutions, Inc.	141,294	0.1
5,033		Dynex Capital, Inc.	61,000	0.0
4,202		Eagle Bancorp, Inc.	140,641	0.1
21,099		Eastern Bankshares, Inc.	266,269	0.1
3,521	(1)	eHealth, Inc.	32,957	0.0
7,229		Ellington Financial, Inc.	88,266	0.0
3,703		Employers Holdings, Inc.	154,378	0.1
3,766		Enact Holdings, Inc.	86,091	0.0
3,054	(1)	Encore Capital Group, Inc.	154,074	0.1
4,193	(1)	Enova International, Inc.	186,295	0.1
1,511	(1)	Enstar Group Ltd.	350,235	0.1
1,077		Enterprise Bancorp, Inc./MA	33,882	0.0
4,840		Enterprise Financial Services Corp.	215,816	0.1
2,196		Equity Bancshares, Inc.	53,517	0.0
854		Esquire Financial Holdings, Inc.	33,391	0.0
13,934		Essent Group Ltd.	558,057	0.2
8,088		EVERTEC, Inc.	272,970	0.1
6,392	(1)	Ezcorp, Inc.	54,971	0.0
1,563		Farmers & Merchants Bancorp, Inc./Archbold OH	38,012	0.0
4,931		Farmers National Banc Corp.	62,328	0.0
4,761		FB Financial Corp.	147,972	0.1
1,265		Federal Agricultural Mortgage Corp.	168,485	0.1
11,440		Federated Hermes, Inc.	459,202	0.2
2,378		Financial Institutions, Inc.	45,848	0.0
1,806		First Bancorp, Inc./The	46,757	0.0
24,526		First BanCorp. Puerto Rico	280,087	0.1
4,753		First BanCorp. Southern Pines NC	168,827	0.1
2,961		First Bancshares, Inc./The	76,483	0.0
2,790		First Bank/Hamilton NJ	28,179	0.0
7,048		First Busey Corp.	143,356	0.1
12,505		First Commonwealth Financial Corp.	155,437	0.1
2,715		First Community Bancshares, Inc.	68,011	0.0
12,414		First Financial Bancorp.	270,253	0.1
17,110		First Financial Bankshares, Inc.	545,809	0.2
1,393		First Financial Corp.	52,210	0.0
6,452		First Foundation, Inc.	48,067	0.0
1,217		First Internet Bancorp	20,263	0.0
11,948		First Interstate Bancsystem, Inc.	356,767	0.1
7,660		First Merchants Corp.	252,397	0.1
2,782		First Mid Bancshares, Inc.	75,726	0.0
3,565		First of Long Island Corp.	48,128	0.0
5,066		FirstCash Holdings, Inc.	483,144	0.2
1,546		Five Star Bancorp	32,992	0.0
3,941		Flushing Financial Corp.	58,681	0.0
7,464	(1)	Flywire Corp.	219,143	0.1
7,673	(1)	Focus Financial Partners, Inc.	397,999	0.1
11,611		Franklin BSP Realty Trust, Inc.	138,519	0.1
20,971		Fulton Financial Corp.	289,819	0.1
6,117		GCM Grosvenor, Inc.	47,774	0.0
65,421	(1)	Genworth Financial, Inc.	328,413	0.1
3,827		German American Bancorp, Inc.	127,707	0.0
14,678		Glacier Bancorp., Inc.	616,623	0.2
2,587	(1)	Goosehead Insurance, Inc.	135,041	0.1
8,651		Granite Point Mortgage Trust, Inc.	42,909	0.0
1,426		Great Southern Bancorp., Inc.	72,270	0.0
6,224	(1)	Green Dot Corp.	106,928	0.0
948		Greene County Bancorp, Inc.	21,501	0.0
4,651		Hamilton Lane, Inc.	344,081	0.1
11,330		Hancock Whitney Corp.	412,412	0.1
4,326		Hanmi Financial Corp.	80,334	0.0
11,408		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	326,269	0.1
6,584		HarborOne Bancorp, Inc.	80,325	0.0
901		HCI Group, Inc.	48,294	0.0
5,545		Heartland Financial USA, Inc.	212,706	0.1
8,618		Heritage Commerce Corp.	71,788	0.0
4,909		Heritage Financial Corp.	105,053	0.0
6,788		Hilltop Holdings, Inc.	201,400	0.1
213		Hingham Institution for Savings	49,723	0.0
2,115	(1)	Hippo Holdings, Inc.	34,326	0.0
1,338		Home Bancorp, Inc.	44,194	0.0
24,014		Home Bancshares, Inc./Conway AR	521,344	0.2
2,581		HomeStreet, Inc.	46,432	0.0
2,281		HomeTrust Bancshares, Inc.	56,090	0.0
15,275		Hope Bancorp, Inc.	150,001	0.1
5,468		Horace Mann Educators Corp.	183,069	0.1
5,848		Horizon Bancorp, Inc.	64,679	0.0
6,690		Houlihan Lokey, Inc.	585,308	0.2
2,938	(1)	I3 Verticals, Inc.	72,069	0.0
6,125		Independent Bank Corp.	401,923	0.1
758		Independent Bank Corp. Michigan	13,470	0.0
4,883		Independent Bank Group, Inc.	226,327	0.1
7,139		International Bancshares Corp.	305,692	0.1
4,322	(1)	International Money Express, Inc.	111,421	0.0
4,468		Invesco Mortgage Capital, Inc.	49,550	0.0
9,793		Jackson Financial, Inc.	366,356	0.1
4,954		James River Group Holdings Ltd.	102,300	0.0

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

1,358		John Marshall Bancorp, Inc.	29,333	0.0
8,641		Kearny Financial Corp./MD	70,165	0.0
2,883		Kinsale Capital Group, Inc.	865,332	0.3
7,055		KKR Real Estate Finance Trust, Inc.	80,356	0.0
16,033		Ladder Capital Corp.	151,512	0.1
8,376		Lakeland Bancorp, Inc.	131,001	0.0
3,275		Lakeland Financial Corp.	205,146	0.1
6,323	(1)	Lemonade, Inc.	90,166	0.0
13,437	(1)	LendingClub Corp.	96,881	0.0
1,414	(1)	LendingTree, Inc.	37,697	0.0
4,324		Live Oak Bancshares, Inc.	105,376	0.0
56,827	(1)	Marqeta, Inc.	259,699	0.1
6,661	(1)	MBIA, Inc.	61,681	0.0
2,428		Mercantile Bank Corp.	74,248	0.0
2,390		Merchants Bancorp/IN	62,236	0.0
3,540		Mercury General Corp.	112,360	0.0
3,046		Metrocity Bankshares, Inc.	52,056	0.0
1,391	(1)	Metropolitan Bank Holding Corp.	47,141	0.0
14,117		MFA Financial, Inc.	140,041	0.1
2,047		Mid Penn Bancorp, Inc.	52,424	0.0
2,926		Midland States Bancorp, Inc.	62,675	0.0
2,217		MidWestOne Financial Group, Inc.	54,139	0.0
8,235		Moelis & Co.	316,553	0.1
11,285	(1)	MoneyGram International, Inc.	117,590	0.0
18,961	(1)	Moneylion, Inc.	10,766	0.0
9,106	(1)	Mr Cooper Group, Inc.	373,073	0.1
1,514		MVB Financial Corp.	31,249	0.0
4,033		National Bank Holdings Corp.	134,944	0.0
315		National Western Life Group, Inc.	76,425	0.0
13,553		Navient Corp.	216,712	0.1
5,762		NBT Bancorp., Inc.	194,237	0.1
1,927		Nelnet, Inc.	177,072	0.1
3,674	(1)	NerdWallet, Inc.	59,445	0.0
13,110		New York Mortgage Trust, Inc.	130,576	0.0
1,708	(1)	Nicolet Bankshares, Inc.	107,689	0.0
11,192	(1)	NMI Holdings, Inc.	249,917	0.1
6,682		Northfield Bancorp, Inc.	78,714	0.0
15,639		Northwest Bancshares, Inc.	188,137	0.1
7,999		OceanFirst Financial Corp.	147,822	0.1
6,535		OFG Bancorp	162,983	0.1
38,628		Old National Bancorp.	557,016	0.2
5,733		Old Second Bancorp, Inc.	80,606	0.0
13,643	(1)	Open Lending Corp.	96,047	0.0
3,123	(1)	Oportun Financial Corp.	12,055	0.0
1,027		Oppenheimer Holdings, Inc.	40,207	0.0
4,785		Orchid Island Capital, Inc.	51,343	0.0
3,106		Origin Bancorp, Inc.	99,858	0.0
16,484	(1)	Oscar Health, Inc.	107,805	0.0
12,494		Pacific Premier Bancorp, Inc.	300,106	0.1
3,292	(1)	Palomar Holdings, Inc.	181,718	0.1
1,990		Park National Corp.	235,954	0.1
3,836		Pathward Financial, Inc.	159,156	0.1
28,947	(1)	Payoneer Global, Inc.	181,787	0.1
3,916	(1)	Paysafe Ltd.	67,629	0.0
2,529		Peapack-Gladstone Financial Corp.	74,909	0.0
3,743		PennyMac Financial Services, Inc.	223,120	0.1
13,212		Pennymac Mortgage Investment Trust	162,904	0.1
3,680		Peoples Bancorp., Inc.	94,760	0.0
1,101		Peoples Financial Services Corp.	47,728	0.0
4,570		Perella Weinberg Partners	41,587	0.0
2,283		Piper Sandler Cos	316,447	0.1
3,171		PJT Partners, Inc.	228,914	0.1
5,180	(1)	PRA Group, Inc.	201,813	0.1
1,955		Preferred Bank/Los Angeles CA	107,154	0.0
5,094		Premier Financial Corp.	105,599	0.0
3,828		Primis Financial Corp.	36,864	0.0
7,359		ProAssurance Corp.	135,994	0.1
6,733	(1)	PROG Holdings, Inc.	160,178	0.1
10,345		Provident Financial Services, Inc.	198,417	0.1
2,155		QCR Holdings, Inc.	94,626	0.0
20,621		Radian Group, Inc.	455,724	0.2
9,503		Ready Capital Corp.	96,646	0.0
16,030		Redwood Trust, Inc.	108,042	0.0
1,130		Regional Management Corp.	29,482	0.0
12,913	(1)	Remitly Global, Inc.	218,875	0.1
7,326		Renasant Corp.	224,029	0.1
11,827	(1)	Repay Holdings Corp.	77,703	0.0
1,435		Republic Bancorp., Inc.	60,887	0.0
6,106	(1)	Republic First Bancorp, Inc.	8,304	0.0
5,170		RLI Corp.	687,145	0.2
5,412		S&T Bancorp, Inc.	170,207	0.1
1,930		Safety Insurance Group, Inc.	143,824	0.1
6,090		Sandy Spring Bancorp, Inc.	158,218	0.1
3,107		Sculptor Capital Management, Inc.	26,751	0.0
9,345		Seacoast Banking Corp. of Florida	221,477	0.1
7,938		Selective Insurance Group	756,730	0.2
18,821	(1)	Selectquote, Inc.	40,842	0.0
6,635		ServisFirst Bancshares, Inc.	362,470	0.1
2,002		Sierra Bancorp.	34,474	0.0
16,429		Simmons First National Corp.	287,343	0.1
13,100	(1)	SiriusPoint Ltd.	106,503	0.0
2,402		SmartFinancial, Inc.	55,582	0.0
1,250	(1)	Southern First Bancshares, Inc.	38,375	0.0
1,305		Southern Missouri Bancorp, Inc.	48,820	0.0
4,269		Southside Bancshares, Inc.	141,731	0.1
9,903		SouthState Corp.	705,688	0.2
6,507		Stellar Bancorp, Inc.	160,137	0.1
6,931		StepStone Group, Inc.	168,215	0.1
3,519		Stewart Information Services Corp.	141,992	0.1
3,767		Stock Yards Bancorp, Inc.	207,712	0.1
36,332	(1)	StoneCo Ltd.	346,607	0.1
2,259	(1)	StoneX Group, Inc.	233,874	0.1

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

6,466	(1)	Texas Capital Bancshares, Inc.	316,575	0.1
1,454	(1)	Third Coast Bancshares, Inc.	22,842	0.0
3,528		Tiptree Financial, Inc.	51,403	0.0
2,024		Tompkins Financial Corp.	134,009	0.0
9,105		TowneBank/Portsmouth VA	242,648	0.1
9,791		TPG RE Finance Trust, Inc.	71,083	0.0
4,268		Trico Bancshares	177,506	0.1
3,124	(1)	Triumph Financial, Inc.	181,379	0.1
5,178	(1)	Trupanion, Inc.	222,084	0.1
2,835		TrustCo Bank Corp. NY	90,550	0.0
8,119		Trustmark Corp.	200,539	0.1
10,841		Two Harbors Investment Corp.	159,471	0.1
5,750		UMB Financial Corp.	331,890	0.1
17,473		United Bankshares, Inc.	615,050	0.2
13,883		United Community Banks, Inc./GA	390,390	0.1
3,016		United Fire Group, Inc.	80,075	0.0
3,919		Universal Insurance Holdings, Inc.	71,404	0.0
4,157		Univest Financial Corp.	98,687	0.0
54,900		Valley National Bancorp	507,276	0.2
6,937		Veritex Holdings, Inc.	126,670	0.0
2,107		Victory Capital Holdings, Inc.	61,672	0.0
939		Virtus Investment Partners, Inc.	178,776	0.1
4,082		Walker & Dunlop, Inc.	310,926	0.1
8,618		Washington Federal, Inc.	259,574	0.1
2,339		Washington Trust Bancorp, Inc.	81,070	0.0
2,910		Waterstone Financial, Inc.	44,028	0.0
7,791		WesBanco, Inc.	239,184	0.1
2,628		West BanCorp, Inc.	48,014	0.0
3,526		Westamerica Bancorp.	156,202	0.1
18,230		WisdomTree, Inc.	106,828	0.0
484	(1)	World Acceptance Corp.	40,312	0.0
8,521		WSFS Financial Corp.	320,475	0.1
			48,577,314	15.4

		Health Care: 15.4%
34,120	(1)	23andMe Holding Co.	77,794	0.0
5,225	(1)	2seventy bio, Inc.	53,295	0.0
4,073	(1)	4D Molecular Therapeutics, Inc.	70,015	0.0
1,863	(1)	Aadi Bioscience, Inc.	13,488	0.0
27,028	(1)	AbCellera Biologics, Inc.	203,791	0.1
6,994	(1)	Absci Corp.	12,239	0.0
15,711	(1)	Acadia Pharmaceuticals, Inc.	295,681	0.1
8,627	(1)	Accolade, Inc.	124,056	0.1
8,574	(1)	Aclaris Therapeutics, Inc.	69,364	0.0
1,086	(1)	Acrivon Therapeutics, Inc.	13,781	0.0
9,674	(1)	AdaptHealth Corp.	120,248	0.1
15,002	(1)	Adaptive Biotechnologies Corp.	132,468	0.1
2,034	(1)	Addus HomeCare Corp.	217,150	0.1
3,736	(1)	Adicet Bio, Inc.	21,519	0.0
24,810	(1)	ADMA Biologics, Inc.	82,121	0.0
1,312	(1)	Aerovate Therapeutics, Inc.	26,463	0.0
20,558	(1)	Affimed NV	15,328	0.0
41,248	(1)	Agenus, Inc.	62,697	0.0
3,826	(1)	Agiliti, Inc.	61,139	0.0
7,292	(1)	Agios Pharmaceuticals, Inc.	167,497	0.1
4,580	(1)	Akero Therapeutics, Inc.	175,231	0.1
2,220	(1)	Akoya Biosciences, Inc.	18,160	0.0
8,501	(1)	Alector, Inc.	52,621	0.0
12,341	(1)	Alignment Healthcare, Inc.	78,489	0.0
21,580	(1)	Alkermes PLC	608,340	0.2
10,808	(1)	Allogene Therapeutics, Inc.	53,392	0.0
4,469	(1)	Allovir, Inc.	17,608	0.0
9,372	(1)	Alphatec Holdings, Inc.	146,203	0.1
2,855	(1)	Alpine Immune Sciences, Inc.	22,041	0.0
3,107	(1)	ALX Oncology Holdings, Inc.	14,044	0.0
31,403	(1)	American Well Corp.	74,111	0.0
36,308	(1)	Amicus Therapeutics, Inc.	402,656	0.1
5,799	(1)	AMN Healthcare Services, Inc.	481,085	0.2
14,551	(1)	Amneal Pharmaceuticals, Inc.	20,226	0.0
5,187	(1)	Amphastar Pharmaceuticals, Inc.	194,512	0.1
6,701	(1)	Amylyx Pharmaceuticals, Inc.	196,607	0.1
1,562	(1)	AN2 Therapeutics, Inc.	15,417	0.0
2,654	(1)	AnaptysBio, Inc.	57,751	0.0
9,178	(1)	Anavex Life Sciences Corp.	78,655	0.0
5,065	(1)	Angiodynamics, Inc.	52,372	0.0
1,746	(1)	ANI Pharmaceuticals, Inc.	69,351	0.0
1,995	(1)	Anika Therapeutics, Inc.	57,296	0.0
12,373	(1)	Apellis Pharmaceuticals, Inc.	816,123	0.3
5,199	(1)	Apollo Medical Holdings, Inc.	189,608	0.1
14,684	(1)	Arbutus Biopharma Corp.	44,493	0.0
3,959	(1)	Arcellx, Inc.	121,977	0.1
3,078	(1)	Arcturus Therapeutics Holdings, Inc.	73,780	0.0
6,621	(1)	Arcus Biosciences, Inc.	120,767	0.1
5,391	(1)	Arcutis Biotherapeutics, Inc.	59,301	0.0
13,570	(1)	Arrowhead Pharmaceuticals, Inc.	344,678	0.1
5,306	(1)	Artivion, Inc.	69,509	0.0
6,488	(1)	Arvinas, Inc.	177,252	0.1
11,985	(1)	Atara Biotherapeutics, Inc.	34,757	0.0
10,596	(1)	Atea Pharmaceuticals, Inc.	35,497	0.0
4,369	(1)	Athira Pharma, Inc.	10,923	0.0
6,075	(1)	AtriCure, Inc.	251,809	0.1
186		Atrion Corp.	116,791	0.0
2,997	(1)	Aura Biosciences, Inc.	27,812	0.0
17,559	(1)	Aurinia Pharmaceuticals, Inc.	192,447	0.1
6,138	(1)	Avanos Medical, Inc.	182,544	0.1
8,193	(1)	Avid Bioservices, Inc.	153,701	0.1
8,426	(1)	Avidity Biosciences, Inc.	129,339	0.1
5,604	(1)	AxoGen, Inc.	52,958	0.0
6,474	(1)	Axonics, Inc.	353,221	0.1
4,173	(1)	Axsome Therapeutics, Inc.	257,391	0.1
8,317	(1)	Beam Therapeutics, Inc.	254,667	0.1
24,344	(1)	BioCryst Pharmaceuticals, Inc.	203,029	0.1
8,375	(1)	Biohaven Ltd.	114,403	0.0
4,534	(1)	BioLife Solutions, Inc.	98,615	0.0

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

39,877	(1)	Bionano Genomics, Inc.	44,263	0.0
2,547	(1)	Bioxcel Therapeutics, Inc.	47,527	0.0
13,336	(1)	Bluebird Bio, Inc.	42,408	0.0
7,867	(1)	Blueprint Medicines Corp.	353,936	0.1
13,836	(1)	Bridgebio Pharma, Inc.	229,401	0.1
25,152	(1)	Brookdale Senior Living, Inc.	74,198	0.0
17,861	(1)	Butterfly Network, Inc.	33,579	0.0
5,725	(1)	C4 Therapeutics, Inc.	17,977	0.0
21,809	(1)	Cano Health, Inc.	19,846	0.0
6,277	(1)	Cara Therapeutics, Inc.	30,820	0.0
5,387	(1)	Cardiovascular Systems, Inc.	106,986	0.0
6,791	(1)	CareDx, Inc.	62,070	0.0
8,463	(1)	CareMax, Inc.	22,596	0.0
7,490	(1)	Caribou Biosciences, Inc.	39,772	0.0
4,978	(1)	Cassava Sciences, Inc.	120,069	0.1
3,257	(1)	Castle Biosciences, Inc.	73,999	0.0
12,616	(1)	Catalyst Pharmaceuticals, Inc.	209,173	0.1
5,984	(1)	Celldex Therapeutics, Inc.	215,304	0.1
8,916	(1)	Celularity, Inc.	5,525	0.0
3,117	(1)	Century Therapeutics, Inc.	10,816	0.0
7,472	(1)	Cerevel Therapeutics Holdings, Inc.	182,242	0.1
24,012	(1)	Cerus Corp.	71,316	0.0
12,036	(1)	Chimerix, Inc.	15,165	0.0
6,515	(1)	Chinook Therapeutics, Inc.	150,822	0.1
52,390	(1)	Clover Health Investments Corp.	44,275	0.0
8,393	(1)	Codexis, Inc.	34,747	0.0
8,506	(1)	Cogent Biosciences, Inc.	91,780	0.0
10,148	(1)	Coherus Biosciences, Inc.	69,412	0.0
4,406	(1)	Collegium Pharmaceutical, Inc.	105,700	0.0
16,655	(1)	Community Health Systems, Inc.	81,610	0.0
1,865	(1)	Computer Programs & Systems, Inc.	56,323	0.0
3,815		Conmed Corp.	396,226	0.1
11,487	(1)	Corcept Therapeutics, Inc.	248,808	0.1
1,191	(1)	Corvel Corp.	226,623	0.1
7,168	(1)	Crinetics Pharmaceuticals, Inc.	115,118	0.0
4,723	(1)	Cross Country Healthcare, Inc.	105,417	0.0
5,913	(1)	CryoPort, Inc.	141,912	0.1
13,420	(1)	CTI BioPharma Corp.	56,364	0.0
15,346	(1)	Cue Health, Inc.	27,930	0.0
4,272	(1)	Cullinan Oncology, Inc.	43,703	0.0
2,232	(1)	Cutera, Inc.	52,720	0.0
14,858	(1)	Cytek Biosciences, Inc.	136,545	0.1
10,857	(1)	Cytokinetics, Inc.	382,058	0.1
3,657	(1)	Day One Biopharmaceuticals, Inc.	48,894	0.0
6,413	(1)	Deciphera Pharmaceuticals, Inc.	99,081	0.0
14,310	(1)	Denali Therapeutics, Inc.	329,702	0.1
4,579	(1)	Design Therapeutics, Inc.	26,421	0.0
4,640	(1)	DICE Therapeutics, Inc.	132,936	0.1
10,964	(1)	DocGo, Inc.	94,839	0.0
15,386	(1)	Dynavax Technologies Corp.	150,937	0.1
4,416	(1)	Dyne Therapeutics, Inc.	50,872	0.0
1,441	(1)	Eagle Pharmaceuticals, Inc./DE	40,881	0.0
4,734	(1)	Edgewise Therapeutics, Inc.	31,576	0.0
9,263	(1)	Editas Medicine, Inc.	67,157	0.0
5,605	(1)	Eiger BioPharmaceuticals, Inc.	5,027	0.0
7,580		Embecta Corp.	213,150	0.1
6,716	(1)	Emergent Biosolutions, Inc.	69,578	0.0
2,630	(1)	Enanta Pharmaceuticals, Inc.	106,357	0.0
7,165		Ensign Group, Inc.	684,544	0.2
26,733	(1)	EQRx, Inc.	51,862	0.0
9,088	(1)	Erasca, Inc.	27,355	0.0
9,756	(1)	Esperion Therapeutics, Inc.	15,512	0.0
10,776	(1)	Evolent Health, Inc.	349,681	0.1
4,679	(1)	Evolus, Inc.	39,584	0.0
3,568	(1)	EyePoint Pharmaceuticals, Inc.	10,490	0.0
11,119	(1)	Fate Therapeutics, Inc.	63,378	0.0
11,499	(1)	FibroGen, Inc.	214,571	0.1
16,470	(1)	Figs, Inc.	101,949	0.0
2,750	(1)	Foghorn Therapeutics, Inc.	17,050	0.0
6,809	(1)	Fulcrum Therapeutics, Inc.	19,406	0.0
2,855	(1)	Fulgent Genetics, Inc.	89,133	0.0
42,353	(1)	GeneDx Holdings Corp.	15,459	0.0
6,984	(1)	Generation Bio Co.	30,031	0.0
54,636	(1)	Geron Corp.	118,560	0.1
6,010	(1)	Glaukos Corp.	301,101	0.1
8,384	(1)	Gossamer Bio, Inc.	10,564	0.0
6,716	(1)	Haemonetics Corp.	555,749	0.2
17,868	(1)	Halozyme Therapeutics, Inc.	682,379	0.2
3,416	(1)	Harmony Biosciences Holdings, Inc.	111,532	0.0
7,076	(1)	Health Catalyst, Inc.	82,577	0.0
11,000	(1)	HealthEquity, Inc.	645,810	0.2
3,238	(1)	HealthStream, Inc.	87,750	0.0
13,716	(1)	Heron Therapeutics, Inc.	20,711	0.0
1,292	(1)	Heska Corp.	126,125	0.1
2,419	(1)	HilleVax, Inc.	39,986	0.0
16,257	(1)	Hims & Hers Health, Inc.	161,269	0.1
7,366	(1)	Humacyte, Inc.	22,761	0.0
2,647	(1)	Icosavax, Inc.	15,353	0.0
5,641	(1)	Ideaya Biosciences, Inc.	77,451	0.0
1,523	(1)	IGM Biosciences, Inc.	20,926	0.0
10,929	(1)	ImmunityBio, Inc.	19,891	0.0
28,997	(1)	Immunogen, Inc.	111,348	0.0
5,850	(1)	Immunovant, Inc.	90,734	0.0
6,293	(1)	Inari Medical, Inc.	388,530	0.1
4,368	(1)	Inhibrx, Inc.	82,424	0.0
2,462	(1)	Innovage Holding Corp.	19,647	0.0
8,000	(1)	Innoviva, Inc.	90,000	0.0
3,068	(1)	Inogen, Inc.	38,289	0.0
2,398	(1)	Inotiv, Inc.	10,383	0.0
32,414	(1)	Inovio Pharmaceuticals, Inc.	26,579	0.0
17,763	(1)	Insmed, Inc.	302,859	0.1
3,706	(1)	Inspire Medical Systems, Inc.	867,463	0.3
4,361	(1)	Integer Holdings Corp.	337,978	0.1
11,135	(1)	Intellia Therapeutics, Inc.	415,001	0.1
3,194	(1)	Intercept Pharmaceuticals, Inc.	42,895	0.0
12,123	(1)	Intra-Cellular Therapies, Inc.	656,460	0.2

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

33,609	(1)	Invitae Corp.	45,372	0.0
6,941	(1)	Invivyd, Inc.	8,329	0.0
20,229	(1)	Iovance Biotherapeutics, Inc.	123,599	0.1
903		iRadimed Corp.	35,533	0.0
3,992	(1)	iRhythm Technologies, Inc.	495,128	0.2
17,350	(1)	Ironwood Pharmaceuticals, Inc.	182,522	0.1
3,200	(1)	iTeos Therapeutics, Inc.	43,552	0.0
17,823	(1)	IVERIC bio, Inc.	433,634	0.1
2,174	(1)	Janux Therapeutics, Inc.	26,305	0.0
1,963	(1)	Joint Corp./The	33,037	0.0
3,418	(1)	KalVista Pharmaceuticals, Inc.	26,865	0.0
4,266	(1)	Karuna Therapeutics, Inc.	774,876	0.3
10,042	(1)	Karyopharm Therapeutics, Inc.	39,063	0.0
2,475	(1)	Keros Therapeutics, Inc.	105,683	0.0
6,907	(1)	Kezar Life Sciences, Inc.	21,619	0.0
4,182	(1)	Kiniksa Pharmaceuticals Ltd.	44,998	0.0
4,200	(1)	Kinnate Biopharma, Inc.	26,250	0.0
4,601	(1)	Kodiak Sciences, Inc.	28,526	0.0
5,251	(1)	Kronos Bio, Inc.	7,666	0.0
2,799	(1)	Krystal Biotech, Inc.	224,088	0.1
8,587	(1)	Kura Oncology, Inc.	105,019	0.0
4,943	(1)	Kymera Therapeutics, Inc.	146,461	0.1
9,016	(1)	Lantheus Holdings, Inc.	744,361	0.2
2,654		LeMaitre Vascular, Inc.	136,601	0.1
11,369	(1)	Lexicon Pharmaceuticals, Inc.	27,627	0.0
9,888	(1)	LifeStance Health Group, Inc.	73,468	0.0
2,013	(1)	Ligand Pharmaceuticals, Inc.	148,076	0.1
6,458	(1)	Liquidia Corp.	44,625	0.0
7,079	(1)	LivaNova PLC	308,503	0.1
23,463	(1)	Lyell Immunopharma, Inc.	55,373	0.0
8,198	(1)	MacroGenics, Inc.	58,780	0.0
1,694	(1)	Madrigal Pharmaceuticals, Inc.	410,388	0.1
33,556	(1)	MannKind Corp.	137,580	0.1
11,967	(1)	MaxCyte, Inc.	59,237	0.0
3,392	(1)	Medpace Holdings, Inc.	637,866	0.2
4,153	(1)	MeiraGTx Holdings plc	21,471	0.0
7,254	(1)	Merit Medical Systems, Inc.	536,433	0.2
12,240	(1)	Mersana Therapeutics, Inc.	50,306	0.0
680		Mesa Laboratories, Inc.	118,816	0.1
15,227	(1)	MiMedx Group, Inc.	51,924	0.0
1,050	(1)	Mineralys Therapeutics, Inc.	16,443	0.0
2,431	(1)	Mirum Pharmaceuticals, Inc.	58,393	0.0
1,694	(1)	ModivCare, Inc.	142,432	0.1
4,162	(1)	Monte Rosa Therapeutics, Inc.	32,422	0.0
3,498	(1)	Morphic Holding, Inc.	131,665	0.1
51,355	(1)	Multiplan Corp.	54,436	0.0
10,536	(1)	Myriad Genetics, Inc.	244,751	0.1
6,272	(1)	NanoString Technologies, Inc.	62,093	0.0
6,125	(1)	Nano-X Imaging Ltd.	35,341	0.0
1,711		National Healthcare Corp.	99,358	0.0
2,013		National Research Corp.	87,586	0.0
7,220	(1)	Nautilus Biotechnology, Inc.	19,999	0.0
24,869	(1)	Nektar Therapeutics	17,480	0.0
26,990	(1)	Neogen Corp.	499,855	0.2
16,623	(1)	NeoGenomics, Inc.	289,406	0.1
4,633	(1)	Nevro Corp.	167,483	0.1
7,325	(1)	NextGen Healthcare, Inc.	127,528	0.1
5,419	(1)	NGM Biopharmaceuticals, Inc.	22,110	0.0
4,466	(1)	Nkarta, Inc.	15,854	0.0
6,273	(1)	Nurix Therapeutics, Inc.	55,704	0.0
33,918	(1)	Nutex Health, Inc.	34,257	0.0
2,632	(1)	Nuvalent, Inc.	68,669	0.0
6,917	(1)	NuVasive, Inc.	285,741	0.1
16,062	(1)	Nuvation Bio, Inc.	26,663	0.0
28,094	(1)	Ocugen, Inc.	23,967	0.0
10,412	(1)	Ocular Therapeutix, Inc.	54,871	0.0
9,865	(1)	OmniAb, Inc.	36,303	0.0
5,857	(1)	Omnicell, Inc.	343,630	0.1
54,538	(1)	Opko Health, Inc.	79,625	0.0
2,026	(1)	OptimizeRx Corp.	29,640	0.0
22,045	(1)	Option Care Health, Inc.	700,370	0.2
9,847	(1)	OraSure Technologies, Inc.	59,574	0.0
10,200	(1)	Organogenesis Holdings, Inc.	21,726	0.0
4,648	(1)	Orthofix Medical, Inc.	77,854	0.0
2,023	(1)	OrthoPediatrics Corp.	89,599	0.0
20,346	(1)	Outlook Therapeutics, Inc.	22,177	0.0
6,406	(1)	Outset Medical, Inc.	117,870	0.0
9,797	(1)	Owens & Minor, Inc.	142,546	0.1
31,655	(1)	Pacific Biosciences of California, Inc.	366,565	0.1
5,980	(1)	Pacira BioSciences, Inc.	244,044	0.1
6,233	(1)	Paragon 28, Inc.	106,397	0.0
11,573		Patterson Cos., Inc.	309,809	0.1
9,865	(1)	Pear Therapeutics, Inc.	2,516	0.0
10,737	(1)	Pediatrix Medical Group, Inc.	160,089	0.1
3,538	(1)	Pennant Group, Inc./The	50,523	0.0
2,030	(1)	PepGen, Inc.	24,827	0.0
3,852	(1)	PetIQ, Inc.	44,067	0.0
3,121	(1)	Phathom Pharmaceuticals, Inc.	22,284	0.0
7,336	(1)	PhenomeX, Inc.	8,510	0.0
2,922		Phibro Animal Health Corp.	44,765	0.0
6,606	(1)	Phreesia, Inc.	213,308	0.1
5,122	(1)	PMV Pharmaceuticals, Inc.	24,432	0.0
11,153	(1)	Point Biopharma Global, Inc.	81,082	0.0
7,433	(1)	Praxis Precision Medicines, Inc.	6,013	0.0
14,371	(1)	Precigen, Inc.	15,233	0.0
6,569	(1)	Prestige Consumer Healthcare, Inc.	411,416	0.1
1,178	(1)	Prime Medicine, Inc.	14,489	0.0
6,119	(1)	Privia Health Group, Inc.	168,946	0.1
3,476	(1)	PROCEPT BioRobotics Corp.	98,718	0.0
9,935	(1)	Progyny, Inc.	319,112	0.1
4,564	(1)	Prometheus Biosciences, Inc.	489,808	0.2
6,197	(1)	Protagonist Therapeutics, Inc.	142,531	0.1
4,893	(1)	Prothena Corp. PLC	237,164	0.1
8,530	(1)	Provention Bio, Inc.	205,573	0.1
9,256	(1)	PTC Therapeutics, Inc.	448,361	0.2
4,608	(1)	Pulmonx Corp.	51,517	0.0
4,336	(1)	Quanterix Corp.	48,867	0.0

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

12,077	(1)	Quantum-Si, Inc.	21,256	0.0
19,804	(1)	R1 RCM, Inc.	297,060	0.1
6,694	(1)	RadNet, Inc.	167,551	0.1
2,349	(1)	Rallybio Corp.	13,413	0.0
3,713	(1)	RAPT Therapeutics, Inc.	68,134	0.0
3,696	(1)	Reata Pharmaceuticals, Inc.	336,040	0.1
18,301	(1)	Recursion Pharmaceuticals, Inc.	122,068	0.1
5,391	(1)	REGENXBIO, Inc.	101,944	0.0
11,350	(1)	Relay Therapeutics, Inc.	186,935	0.1
3,740	(1)	Relmada Therapeutics, Inc.	8,452	0.0
5,681	(1)	Replimune Group, Inc.	100,326	0.0
10,618	(1)	Revance Therapeutics, Inc.	342,006	0.1
11,469	(1)	REVOLUTION Medicines, Inc.	248,419	0.1
23,278	(1)	Rigel Pharmaceuticals, Inc.	30,727	0.0
7,040	(1)	Rocket Pharmaceuticals, Inc.	120,595	0.1
3,088	(1)	RxSight, Inc.	51,508	0.0
6,810	(1)	Sage Therapeutics, Inc.	285,748	0.1
11,778	(1)	Sana Biotechnology, Inc.	38,514	0.0
17,227	(1)	Sangamo Therapeutics, Inc.	30,320	0.0
7,208	(1)	Schrodinger, Inc./United States	189,787	0.1
6,822	(1)	Seer, Inc.	26,333	0.0
14,020		Select Medical Holdings Corp.	362,417	0.1
61,637	(1)	Senseonics Holdings, Inc.	43,762	0.0
9,598	(1)	Seres Therapeutics, Inc.	54,421	0.0
39,089	(1)	Sharecare, Inc.	55,506	0.0
4,716	(1)	Shockwave Medical, Inc.	1,022,570	0.3
4,426	(1)	SI-BONE, Inc.	87,059	0.0
6,311		SIGA Technologies, Inc.	36,288	0.0
2,796	(1)	Sight Sciences, Inc.	24,437	0.0
4,730	(1)	Silk Road Medical, Inc.	185,085	0.1
2,146		Simulations Plus, Inc.	94,295	0.0
7,284	(1)	Singular Genomics Systems, Inc.	8,814	0.0
19,301	(1)	SomaLogic, Inc.	49,218	0.0
4,687	(1)	SpringWorks Therapeutics, Inc.	120,643	0.1
6,309	(1)	Staar Surgical Co.	403,461	0.1
3,191	(1)	Stoke Therapeutics, Inc.	26,581	0.0
6,549	(1)	Supernus Pharmaceuticals, Inc.	237,270	0.1
6,523	(1)	Surgery Partners, Inc.	224,848	0.1
1,950	(1)	SurModics, Inc.	44,421	0.0
6,943	(1)	Sutro Biopharma, Inc.	32,077	0.0
7,270	(1)	Syndax Pharmaceuticals, Inc.	153,542	0.1
2,815	(1)	Tactile Systems Technology, Inc.	46,222	0.0
6,043	(1)	Tango Therapeutics, Inc.	23,870	0.0
2,624	(1)	Tarsus Pharmaceuticals, Inc.	32,984	0.0
5,963	(1)	Tenaya Therapeutics, Inc.	16,995	0.0
17,570	(1)	TG Therapeutics, Inc.	264,253	0.1
9,027	(1)	Theravance Biopharma, Inc.	97,943	0.0
2,250	(1)	Theseus Pharmaceuticals, Inc.	19,980	0.0
4,038	(1)	TransMedics Group, Inc.	305,798	0.1
8,148	(1)	Travere Therapeutics, Inc.	183,249	0.1
4,482	(1)	Treace Medical Concepts, Inc.	112,902	0.0
7,470	(1)	Twist Bioscience Corp.	112,648	0.0
1,673	(1)	Tyra Biosciences, Inc.	26,885	0.0
901	(1)	UFP Technologies, Inc.	116,986	0.0
1,732		US Physical Therapy, Inc.	169,580	0.1
394		Utah Medical Products, Inc.	37,339	0.0
7,476	(1)	Vanda Pharmaceuticals, Inc.	50,762	0.0
5,058	(1)	Varex Imaging Corp.	92,005	0.0
16,119	(1)	Vaxart, Inc.	12,197	0.0
9,401	(1)	Vaxcyte, Inc.	352,349	0.1
33,200	(1)	VBI Vaccines, Inc.	10,060	0.0
3,252	(1)	Ventyx Biosciences, Inc.	108,942	0.0
2,823	(1)	Vera Therapeutics, Inc.	21,906	0.0
9,312	(1)	Veracyte, Inc.	207,658	0.1
14,817	(1)	Veradigm, Inc.	193,362	0.1
6,288	(1)	Vericel Corp.	184,364	0.1
6,240	(1)	Verve Therapeutics, Inc.	89,981	0.0
8,244	(1)	Vicarious Surgical, Inc.	18,714	0.0
20,546	(1)	ViewRay, Inc.	71,089	0.0
9,542	(1)	Vir Biotechnology, Inc.	222,042	0.1
4,974	(1)	Viridian Therapeutics, Inc.	126,539	0.1
7,590	(1)	Xencor, Inc.	211,685	0.1
17,893	(1)	Xeris Biopharma Holdings, Inc.	29,166	0.0
4,967	(1)	Y-mAbs Therapeutics, Inc.	24,885	0.0
6,180	(1)	Zentalis Pharmaceuticals, Inc.	106,296	0.0
3,002	(1)	Zimvie, Inc.	21,704	0.0
2,774	(1)	Zynex, Inc.	33,288	0.0
			48,755,699	15.4

		Industrials: 16.5%
16,626	(1)	3D Systems Corp.	178,231	0.1
5,762		AAON, Inc.	557,128	0.2
4,572	(1)	AAR Corp.	249,403	0.1
8,741		ABM Industries, Inc.	392,821	0.1
12,530		ACCO Brands Corp.	66,660	0.0
15,389	(1)	ACV Auctions, Inc.	198,672	0.1
10,355	(1)	Aerojet Rocketdyne Holdings, Inc.	581,640	0.2
3,263	(1)	Aerovironment, Inc.	299,087	0.1
2,313	(1)	AerSale Corp.	39,830	0.0
7,699	(1)	Air Transport Services Group, Inc.	160,370	0.1
1,331		Alamo Group, Inc.	245,117	0.1
4,085		Albany International Corp.	365,036	0.1
50,768	(1)	Alight, Inc.	467,573	0.2
2,041	(1)	Allegiant Travel Co.	187,731	0.1
1,812		Allied Motion Technologies, Inc.	70,034	0.0
2,944		Alta Equipment Group, Inc.	46,662	0.0
4,150	(1)	Ameresco, Inc.	204,263	0.1
2,271	(1)	American Woodmark Corp.	118,251	0.0
27,194	(1)	API Group Corp.	611,321	0.2
2,838		Apogee Enterprises, Inc.	122,743	0.0
5,061		Applied Industrial Technologies, Inc.	719,320	0.2
3,223		ArcBest Corp.	297,870	0.1
19,095	(1)	Archer Aviation, Inc.	54,612	0.0
6,418		Arcosa, Inc.	405,040	0.1
1,877		Argan, Inc.	75,962	0.0
2,884		Aris Water Solution, Inc.	22,466	0.0

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

19,776	(1)	Array Technologies, Inc.	432,699	0.1
6,550	(1)	ASGN, Inc.	541,488	0.2
3,068		Astec Industries, Inc.	126,555	0.1
19,092	(1)	Astra Space, Inc.	8,114	0.0
3,659	(1)	Astronics Corp.	48,884	0.0
5,231	(1)	Atkore, Inc.	734,851	0.2
1,835	(1)	Atlas Technical Consultants, Inc.	22,369	0.0
3,321		AZZ, Inc.	136,958	0.1
8,183	(1)	Babcock & Wilcox Enterprises, Inc.	49,589	0.0
6,521		Barnes Group, Inc.	262,666	0.1
915		Barrett Business Services, Inc.	81,106	0.0
6,807	(1)	Beacon Roofing Supply, Inc.	400,592	0.1
7,729	(1)	Berkshire Grey, Inc.	10,666	0.0
7,296	(1)	Blade Air Mobility, Inc.	24,660	0.0
4,914	(1)	Blink Charging Co.	42,506	0.0
23,428	(1)	Bloom Energy Corp.	466,920	0.2
2,448	(1)	Blue Bird Corp.	50,013	0.0
1,129	(1)	BlueLinx Holdings, Inc.	76,727	0.0
5,179		Boise Cascade Co.	327,572	0.1
6,037		Brady Corp.	324,368	0.1
6,293	(1)	BrightView Holdings, Inc.	35,367	0.0
5,979		Brink's Co.	399,397	0.1
3,562		Brookfield Business Corp.	70,599	0.0
2,511		Cadre Holdings, Inc.	54,087	0.0
3,281		Caesarstone Ltd.	13,551	0.0
6,577	(1)	Casella Waste Systems, Inc.	543,655	0.2
6,500	(1)	CBIZ, Inc.	321,685	0.1
5,596	(1)	Chart Industries, Inc.	701,738	0.2
2,380	(1)	Cimpress PLC	104,292	0.0
2,488	(1)	CIRCOR International, Inc.	77,427	0.0
3,748		Columbus McKinnon Corp.	139,276	0.1
4,646		Comfort Systems USA, Inc.	678,130	0.2
3,596	(1)	Concrete Pumping Holdings, Inc.	24,453	0.0
22,888	(1)	Conduent, Inc.	78,506	0.0
5,276	(1)	Construction Partners, Inc.	142,135	0.1
14,795	(1)	CoreCivic, Inc.	136,114	0.1
7,009		Costamare, Inc.	65,955	0.0
1,090		Covenant Logistics Group, Inc.	38,608	0.0
964		CRA International, Inc.	103,938	0.0
4,190		CSG Systems International, Inc.	225,003	0.1
1,971		CSW Industrials, Inc.	273,831	0.1
8,382	(1)	Custom Truck One Source, Inc.	56,914	0.0
5,589	(1)	Daseke, Inc.	43,203	0.0
5,750		Deluxe Corp.	92,000	0.0
36,053	(1)	Desktop Metal, Inc.	82,922	0.0
701	(1)	Distribution Solutions Group, Inc.	31,867	0.0
3,055		Douglas Dynamics, Inc.	97,424	0.0
1,628	(1)	Ducommun, Inc.	89,068	0.0
2,127	(1)	DXP Enterprises, Inc.	57,259	0.0
3,752	(1)	Dycom Industries, Inc.	351,375	0.1
1,730		Eagle Bulk Shipping, Inc.	78,715	0.0
6,315		EMCOR Group, Inc.	1,026,756	0.3
2,366		Encore Wire Corp.	438,491	0.1
7,069	(1)	Energy Recovery, Inc.	162,940	0.1
10,603	(1)	Energy Vault Holdings, Inc.	22,690	0.0
7,837		Enerpac Tool Group Corp.	199,843	0.1
5,400		EnerSys	469,152	0.2
3,220		Eneti, Inc.	30,107	0.0
3,108		Ennis, Inc.	65,548	0.0
14,498	(1)	Enovix Corp.	216,165	0.1
2,770		EnPro Industries, Inc.	287,775	0.1
3,373		ESCO Technologies, Inc.	321,953	0.1
10,824	(1)	ESS Tech, Inc.	15,045	0.0
15,622	(1)	Evoqua Water Technologies Corp.	776,726	0.3
4,265	(1)	ExlService Holdings, Inc.	690,205	0.2
6,734		Exponent, Inc.	671,312	0.2
7,791		Federal Signal Corp.	422,350	0.1
7,718	(1)	First Advantage Corp.	107,743	0.0
4,596	(1)	Fluence Energy, Inc.	93,069	0.0
18,909	(1)	Fluor Corp.	584,477	0.2
1,694	(1)	Forrester Research, Inc.	54,801	0.0
3,534		Forward Air Corp.	380,824	0.1
1,639	(1)	Franklin Covey Co.	63,052	0.0
6,055		Franklin Electric Co., Inc.	569,775	0.2
5,121	(1)	Frontier Group Holdings, Inc.	50,391	0.0
5,532	(1)	FTC Solar, Inc.	12,447	0.0
51,194	(1)	FuelCell Energy, Inc.	145,903	0.1
4,683		GATX Corp.	515,224	0.2
4,573		Genco Shipping & Trading Ltd.	71,613	0.0
15,444	(1)	Geo Group, Inc./The	121,853	0.0
4,219	(1)	Gibraltar Industries, Inc.	204,621	0.1
1,866		Global Industrial Co.	50,083	0.0
5,677	(1)	GMS, Inc.	328,642	0.1
15,955		Golden Ocean Group Ltd.	151,892	0.1
3,209		Gorman-Rupp Co.	80,225	0.0
25,817		GrafTech International Ltd.	125,471	0.1
5,894		Granite Construction, Inc.	242,126	0.1
9,054	(1)	Great Lakes Dredge & Dock Corp.	49,163	0.0
4,228		Greenbrier Cos., Inc.	136,015	0.1
5,899		Griffon Corp.	188,827	0.1
4,149		H&E Equipment Services, Inc.	183,510	0.1
10,579	(1)	Harsco Corp.	72,255	0.0
7,006	(1)	Hawaiian Holdings, Inc.	64,175	0.0
9,826		Healthcare Services Group, Inc.	136,287	0.1
6,462		Heartland Express, Inc.	102,875	0.0
2,496		Heidrick & Struggles International, Inc.	75,779	0.0
4,350		Helios Technologies, Inc.	284,490	0.1
3,343		Herc Holdings, Inc.	380,768	0.1
2,181	(1)	Heritage-Crystal Clean, Inc.	77,665	0.0
9,461		Hillenbrand, Inc.	449,681	0.2
18,000	(1)	Hillman Solutions Corp.	151,560	0.1
3,025	(1)	HireRight Holdings Corp.	32,095	0.0
5,481		HNI Corp.	152,591	0.1
4,243	(1)	HUB Group, Inc.	356,157	0.1
5,708	(1)	Hudson Technologies, Inc.	49,831	0.0
2,650	(1)	Huron Consulting Group, Inc.	212,980	0.1
5,469	(1)	Hydrofarm Holdings Group, Inc.	9,461	0.0
18,501	(1)	Hyliion Holdings Corp.	36,632	0.0
1,430		Hyster-Yale Materials Handling, Inc. - A shares	71,343	0.0
11,443	(1)	Hyzon Motors, Inc.	9,327	0.0
593	(1)	IBEX Holdings Ltd.	14,469	0.0

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

2,406		ICF International, Inc.	263,938	0.1
1,238	(1)	IES Holdings, Inc.	53,345	0.0
4,720		Insperity, Inc.	573,716	0.2
2,587		Insteel Industries, Inc.	71,970	0.0
7,584		Interface, Inc.	61,582	0.0
10,915	(1)	Janus International Group, Inc.	107,622	0.0
11,125	(1)	JELD-WEN Holding, Inc.	140,842	0.1
33,765	(1)	Joby Aviation, Inc.	146,540	0.1
4,183		John Bean Technologies Corp.	457,160	0.2
1,527		Kadant, Inc.	318,410	0.1
3,784		Kaman Corp.	86,502	0.0
14,386	(1)	KAR Auction Services, Inc.	196,800	0.1
4,459		Kelly Services, Inc.	73,975	0.0
10,699		Kennametal, Inc.	295,078	0.1
2,625		Kforce, Inc.	166,005	0.1
5,751		Kimball International, Inc.	71,312	0.0
7,076		Korn Ferry	366,112	0.1
16,572	(1)	Kratos Defense & Security Solutions, Inc.	223,391	0.1
12,735	(1)	Legalzoom.com, Inc.	119,454	0.0
18,417	(1)	Li-Cycle Holdings Corp.	103,688	0.0
1,437		Lindsay Corp.	217,174	0.1
3,065	(1)	Liquidity Services, Inc.	40,366	0.0
3,844		Luxfer Holdings PLC	64,964	0.0
4,676	(1)	Manitowoc Co., Inc./The	79,913	0.0
15,945	(1)	Markforged Holding Corp.	15,288	0.0
7,985		Marten Transport Ltd.	167,286	0.1
2,942	(1)	Masonite International Corp.	267,045	0.1
4,939		Matson, Inc.	294,710	0.1
4,069		Matthews International Corp.	146,728	0.1
9,754		Maxar Technologies, Inc.	498,039	0.2
8,023		MAXIMUS, Inc.	631,410	0.2
3,157		Mcgrath Rentcorp	294,580	0.1
22,279	(1)	Microvast Holdings, Inc.	27,626	0.0
1,477		Miller Industries, Inc.	52,212	0.0
10,046		MillerKnoll, Inc.	205,441	0.1
3,693	(1)	Montrose Environmental Group, Inc.	131,729	0.1
3,794		Moog, Inc.	382,245	0.1
11,019	(1)	MRC Global, Inc.	107,105	0.0
7,301		Mueller Industries, Inc.	536,477	0.2
20,515		Mueller Water Products, Inc.	285,979	0.1
2,174	(1)	MYR Group, Inc.	273,946	0.1
646		National Presto Industries, Inc.	46,570	0.0
3,348	(1)	NEXTracker, Inc.	121,398	0.0
45,021	(1)	Nikola Corp.	54,475	0.0
1,414	(1)	Northwest Pipe Co.	44,159	0.0
14,783	(1)	NOW, Inc.	164,830	0.1
4,032	(1)	NuScale Power Corp.	36,651	0.0
1,786	(1)	NV5 Global, Inc.	185,690	0.1
459		Omega Flex, Inc.	51,151	0.0
851	(1)	PAM Transportation Services	24,364	0.0
3,239		Park Aerospace Corp.	43,565	0.0
4,262	(1)	Parsons Corp.	190,682	0.1
7,825	(1)	PGT Innovations, Inc.	196,486	0.1
23,402		Pitney Bowes, Inc.	91,034	0.0
22,336	(1)	Planet Labs PBC	87,780	0.0
1,154		Powell Industries, Inc.	49,149	0.0
345		Preformed Line Products Co.	44,174	0.0
7,063		Primoris Services Corp.	174,174	0.1
29,694	(1)	Proterra, Inc.	45,135	0.0
3,673	(1)	Proto Labs, Inc.	121,760	0.0
4,552		Quanex Building Products Corp.	98,005	0.0
5,636	(1)	Radiant Logistics, Inc.	36,972	0.0
3,760	(1)	RBC Bearings, Inc.	875,065	0.3
1,236	(1)	Red Violet, Inc.	21,754	0.0
18,873	(1)	Resideo Technologies, Inc.	344,998	0.1
4,193		Resources Connection, Inc.	71,533	0.0
4,165		REV Group, Inc.	49,938	0.0
28,943	(1)	Rocket Lab USA, Inc.	116,930	0.0
6,410		Rush Enterprises, Inc. - Class A	349,986	0.1
9,090		Safe Bulkers, Inc.	33,542	0.0
3,514	(1)	Saia, Inc.	956,089	0.3
14,542	(1)	Sarcos Technology and Robotics Corp.	6,903	0.0
21,452	(1)	Shoals Technologies Group, Inc.	488,891	0.2
4,643		Shyft Group, Inc./The	105,628	0.0
5,686		Simpson Manufacturing Co., Inc.	623,413	0.2
10,137	(1)	Skillsoft Corp.	20,274	0.0
6,541	(1)	Skywest, Inc.	145,014	0.1
2,747	(1)	SP Plus Corp.	94,195	0.0
16,512	(1)	Spire Global, Inc.	11,030	0.0
14,428		Spirit Airlines, Inc.	247,729	0.1
5,764	(1)	SPX Technologies, Inc.	406,823	0.1
1,598		Standex International Corp.	195,659	0.1
11,513		Steelcase, Inc.	96,939	0.0
18,542	(1)	Stem, Inc.	105,133	0.0
3,260	(1)	Sterling Check Corp.	36,349	0.0
3,901	(1)	Sterling Infrastructure, Inc.	147,770	0.1
4,314	(1)	Sun Country Airlines Holdings, Inc.	88,437	0.0
10,602	(1)	SunPower Corp.	146,732	0.1
2,528		Tennant Co.	173,244	0.1
8,768		Terex Corp.	424,196	0.1
7,318	(1)	Terran Orbital Corp.	13,465	0.0
5,596		Textainer Group Holdings Ltd.	179,688	0.1
4,784	(1)	Thermon Group Holdings, Inc.	119,217	0.0
6,886	(1)	Titan International, Inc.	72,165	0.0
2,666	(1)	Titan Machinery, Inc.	81,180	0.0
4,651	(1)	TPI Composites, Inc.	60,696	0.0
1,012	(1)	Transcat, Inc.	90,463	0.0
4,830	(1)	TriNet Group, Inc.	389,346	0.1
10,625		Trinity Industries, Inc.	258,825	0.1
7,572		Triton International Ltd.	478,702	0.2
8,561	(1)	Triumph Group, Inc.	99,222	0.0
4,412	(1)	TrueBlue, Inc.	78,534	0.0
2,578		TTEC Holdings, Inc.	95,979	0.0
19,000	(1)	TuSimple Holdings, Inc.	27,930	0.0
5,730	(1)	Tutor Perini Corp.	35,354	0.0
7,888		UFP Industries, Inc.	626,859	0.2
1,951		Unifirst Corp.	343,825	0.1
869		Universal Logistics Holdings, Inc.	25,331	0.0
16,187	(1)	Upwork, Inc.	183,237	0.1
1,656	(1)	V2X, Inc.	65,776	0.0
7,315	(1)	Velo3D, Inc.	16,605	0.0
1,750		Veritiv Corp.	236,495	0.1
18,883	(1)	Verra Mobility Corp.	319,500	0.1
2,734	(1)	Viad Corp.	56,977	0.0
2,875	(1)	Vicor Corp.	134,952	0.1
14,551	(1)	View, Inc.	7,276	0.0

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

30,811	(1)	Virgin Galactic Holdings, Inc.	124,785	0.0
1,426		VSE Corp.	64,027	0.0
6,490		Wabash National Corp.	159,589	0.1
3,612		Watts Water Technologies, Inc.	607,972	0.2
8,312		Werner Enterprises, Inc.	378,113	0.1
20,829	(1)	Wheels Up Experience, Inc.	13,181	0.0
1,553	(1)	Willdan Group, Inc.	24,258	0.0
4,540	(1)	Xometry, Inc.	67,964	0.0
9,705	(1)	Xos, Inc.	5,095	0.0
16,288		Zurn Elkay Water Solutions Corp.	347,912	0.1
			51,985,464	16.5

		Information Technology: 11.9%
15,339	(1)	8x8, Inc.	63,964	0.0
3,091	(1)	908 Devices, Inc.	26,583	0.0
8,601		A10 Networks, Inc.	133,229	0.0
14,998	(1)	ACI Worldwide, Inc.	404,646	0.1
6,496	(1)	ACM Research, Inc.	76,003	0.0
14,206		Adeia, Inc.	125,865	0.0
9,583		ADTRAN Holdings, Inc.	151,986	0.1
4,939		Advanced Energy Industries, Inc.	484,022	0.2
13,271	(1)	Aeva Technologies, Inc.	15,792	0.0
2,630	(1)	Agilysys, Inc.	217,001	0.1
6,759	(1)	Akoustis Technologies, Inc.	20,818	0.0
6,336	(1)	Alarm.com Holdings, Inc.	318,574	0.1
4,960	(1)	Alkami Technology, Inc.	62,794	0.0
2,871	(1)	Alpha & Omega Co.	77,373	0.0
6,789	(1)	Altair Engineering, Inc.	489,555	0.2
4,778	(1)	Ambarella, Inc.	369,913	0.1
4,549		American Software, Inc.	57,363	0.0
13,357		Amkor Technology, Inc.	347,549	0.1
7,594	(1)	Amplitude, Inc.	94,469	0.0
2,558	(1)	Appfolio, Inc.	318,420	0.1
5,257	(1)	Appian Corp.	233,306	0.1
7,950	(1)	Applied Digital Corp.	17,808	0.0
12,116	(1)	Arlo Technologies, Inc.	73,423	0.0
2,678	(1)	Arteris, Inc.	11,328	0.0
9,489	(1)	Asana, Inc.	200,503	0.1
2,734	(1)	Atomera, Inc.	17,416	0.0
17,849	(1)	AvePoint, Inc.	73,538	0.0
1,415	(1)	Aviat Networks, Inc.	48,761	0.0
4,570	(1)	Avid Technology, Inc.	146,149	0.1
4,316	(1)	Axcelis Technologies, Inc.	575,107	0.2
5,670	(1)	AXT, Inc.	22,567	0.0
3,877		Badger Meter, Inc.	472,296	0.2
5,723		Belden, Inc.	496,585	0.2
4,783		Benchmark Electronics, Inc.	113,309	0.0
8,675	(1)	BigCommerce Holdings, Inc.	77,555	0.0
6,084	(1)	Blackbaud, Inc.	421,621	0.1
7,269	(1)	Blackline, Inc.	488,113	0.2
26,081	(1)	Blend Labs, Inc.	25,982	0.0
18,320	(1)	Box, Inc.	490,793	0.2
6,059	(1)	Brightcove, Inc.	26,963	0.0
8,077	(1)	C3.ai, Inc.	271,145	0.1
7,616	(1)	Calix, Inc.	408,141	0.1
1,512	(1)	Cambium Networks Corp.	26,793	0.0
4,603	(1)	Casa Systems, Inc.	5,846	0.0
5,202	(1)	Cerence, Inc.	146,124	0.1
3,122	(1)	Ceva, Inc.	95,002	0.0
7,654	(1)	Cipher Mining, Inc.	17,834	0.0
8,303	(1)	Cleanspark, Inc.	23,082	0.0
8,135		Clear Secure, Inc.	212,893	0.1
1,481	(1)	Clearfield, Inc.	68,985	0.0
6,269	(1)	Cohu, Inc.	240,667	0.1
26,647	(1)	CommScope Holding Co., Inc.	169,741	0.1
5,831	(1)	Commvault Systems, Inc.	330,851	0.1
3,458		Comtech Telecommunications Corp.	43,156	0.0
2,157	(1)	Consensus Cloud Solutions, Inc.	73,532	0.0
5,134	(1)	Corsair Gaming, Inc.	94,209	0.0
3,770	(1)	Couchbase, Inc.	53,006	0.0
12,762	(1)	Credo Technology Group Holding Ltd.	120,218	0.0
2,909	(1)	CS Disco, Inc.	19,316	0.0
4,188		CTS Corp.	207,138	0.1
6,448	(1)	Cvent Holding Corp.	53,905	0.0
5,577	(1)	Cyxtera Technologies, Inc.	1,703	0.0
10,092	(1)	Diebold Nixdorf, Inc.	12,110	0.0
4,545	(1)	Digi International, Inc.	153,076	0.1
1,907	(1)	Digimarc Corp.	37,473	0.0
12,186	(1)	Digital Turbine, Inc.	150,619	0.1
9,510	(1)	DigitalOcean Holdings, Inc.	372,507	0.1
5,815	(1)	Diodes, Inc.	539,399	0.2
4,205	(1)	Domo, Inc.	59,669	0.0
2,464	(1)	DZS, Inc.	19,441	0.0
26,706	(1)	E2open Parent Holdings, Inc.	155,429	0.1
8,045	(1)	Eastman Kodak Co.	32,985	0.0
3,524		Ebix, Inc.	46,482	0.0
19,314	(1)	Edgio, Inc.	15,279	0.0
3,522	(1)	eGain Corp.	26,732	0.0
3,488	(1)	Enfusion, Inc.	36,624	0.0
4,812	(1)	EngageSmart, Inc.	92,631	0.0
7,209	(1)	Envestnet, Inc.	422,952	0.1
3,560	(1)	ePlus, Inc.	174,582	0.1
5,294	(1)	Everbridge, Inc.	183,543	0.1
3,149	(1)	EverCommerce, Inc.	33,316	0.0
11,127	(1)	Evolv Technologies Holdings, Inc.	34,716	0.0
16,887	(1)	Extreme Networks, Inc.	322,879	0.1
4,903	(1)	Fabrinet	582,280	0.2
2,507	(1)	Faro Technologies, Inc.	61,697	0.0
14,958	(1)	Fastly, Inc.	265,654	0.1
3,570	(1)	Focus Universal, Inc.	8,925	0.0
4,634	(1)	ForgeRock, Inc.	95,460	0.0
10,173	(1)	Formfactor, Inc.	324,010	0.1
6,656	(1)	Grid Dynamics Holdings, Inc.	76,278	0.0
3,606		Hackett Group, Inc.	66,639	0.0
12,469	(1)	Harmonic, Inc.	181,923	0.1
3,760	(1)	Ichor Holdings Ltd.	123,102	0.0
3,142	(1)	Identiv, Inc.	19,292	0.0
2,783	(1)	Impinj, Inc.	377,152	0.1
13,442	(1)	indie Semiconductor, Inc.	141,813	0.1
25,280	(1)	Infinera Corp.	196,173	0.1
4,412		Information Services Group, Inc.	22,457	0.0
12,252	(1)	Inseego Corp.	7,136	0.0
4,040	(1)	Insight Enterprises, Inc.	577,558	0.2
2,488	(1)	Instructure Holdings, Inc.	64,439	0.0
1,809	(1)	Intapp, Inc.	81,116	0.0
4,048		InterDigital, Inc.	295,099	0.1
16,327	(1)	IonQ, Inc.	100,411	0.0
5,981	(1)	Itron, Inc.	331,646	0.1
3,435	(1)	Kimball Electronics, Inc.	82,784	0.0
11,497	(1)	Knowles Corp.	195,449	0.1

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

7,528		Kulicke & Soffa Industries, Inc.	396,650	0.1
15,196	(1)	Lightwave Logic, Inc.	79,475	0.0
9,215	(1)	LivePerson, Inc.	40,638	0.0
8,789	(1)	LiveRamp Holdings, Inc.	192,743	0.1
6,536	(1)	MACOM Technology Solutions Holdings, Inc.	463,010	0.2
15,519	(1)	Marathon Digital Holdings, Inc.	135,326	0.1
29,989	(1)	Matterport, Inc.	81,870	0.0
9,514	(1)	MaxLinear, Inc.	334,988	0.1
3,292	(1)	MeridianLink, Inc.	56,952	0.0
4,827		Methode Electronics, Inc.	211,809	0.1
1,256	(1)	MicroStrategy, Inc.	367,154	0.1
22,174	(1)	Microvision, Inc.	59,205	0.0
18,267	(1)	Mirion Technologies, Inc.	156,000	0.1
5,638	(1)	Mitek Systems, Inc.	54,068	0.0
4,906	(1)	Model N, Inc.	164,204	0.1
17,052	(1)	Momentive Global, Inc.	158,925	0.1
9,391	(1)	N-Able, Inc.	123,961	0.0
3,973	(1)	Napco Security Technologies, Inc.	149,305	0.1
3,789	(1)	Netgear, Inc.	70,134	0.0
9,117	(1)	Netscout Systems, Inc.	261,202	0.1
9,571	(1)	NextNav, Inc.	19,429	0.0
6,048	(1)	nLight, Inc.	61,569	0.0
4,707	(1)	Novanta, Inc.	748,837	0.2
12,309	(1)	Olo, Inc.	100,441	0.0
5,923	(1)	ON24, Inc.	51,885	0.0
4,445	(1)	Ondas Holdings, Inc.	4,801	0.0
5,359	(1)	OneSpan, Inc.	93,783	0.0
6,508	(1)	Onto Innovation, Inc.	571,923	0.2
2,151	(1)	OSI Systems, Inc.	220,176	0.1
42,926	(1)	Ouster, Inc.	35,916	0.0
11,336	(1)	PagerDuty, Inc.	396,533	0.1
3,586	(1)	PAR Technology Corp.	121,781	0.0
1,547		PC Connection, Inc.	69,553	0.0
3,995	(1)	PDF Solutions, Inc.	169,388	0.1
4,525	(1)	Perficient, Inc.	326,660	0.1
7,713	(1)	Photronics, Inc.	127,882	0.0
3,588	(1)	Plexus Corp.	350,081	0.1
10,880	(1)	Porch Group, Inc.	15,558	0.0
7,535		Power Integrations, Inc.	637,762	0.2
6,085	(1)	PowerSchool Holdings, Inc.	120,605	0.0
5,789		Progress Software Corp.	332,578	0.1
5,468	(1)	PROS Holdings, Inc.	149,823	0.1
7,466	(1)	Q2 Holdings, Inc.	183,813	0.1
5,060	(1)	Qualys, Inc.	657,901	0.2
7,768	(1)	Rackspace Technology, Inc.	14,604	0.0
14,224	(1)	Rambus, Inc.	729,122	0.2
7,714	(1)	Rapid7, Inc.	354,150	0.1
10,693	(1)	Ribbon Communications, Inc.	36,570	0.0
6,637	(1)	Rimini Street, Inc.	27,344	0.0
20,646	(1)	Riot Platforms, Inc.	206,254	0.1
2,481	(1)	Rogers Corp.	405,470	0.1
7,588	(1)	Sanmina Corp.	462,792	0.2
4,321		Sapiens International Corp. NV	93,852	0.0
3,426	(1)	Scansource, Inc.	104,287	0.0
8,142	(1)	Semtech Corp.	196,548	0.1
1,362	(1)	ShotSpotter, Inc.	53,554	0.0
4,251	(1)	Silicon Laboratories, Inc.	744,308	0.2
2,126	(1)	SiTime Corp.	302,381	0.1
1,280	(1)	SkyWater Technology, Inc.	14,566	0.0
6,378	(1)	SMART Global Holdings, Inc.	109,957	0.0
17,125	(1)	SmartRent, Inc.	43,669	0.0
6,632	(1)	SolarWinds Corp.	57,035	0.0
6,129	(1)	Sprout Social, Inc.	373,134	0.1
4,802	(1)	SPS Commerce, Inc.	731,345	0.2
4,033	(1)	Squarespace, Inc.	128,128	0.0
14,594	(1)	Sumo Logic, Inc.	174,836	0.1
6,070	(1)	Super Micro Computer, Inc.	646,759	0.2
5,228	(1)	Synaptics, Inc.	581,092	0.2
7,437	(1)	Telos Corp.	18,816	0.0
14,612	(1)	Tenable Holdings, Inc.	694,216	0.2
3,793	(1)	Transphorm, Inc.	15,134	0.0
13,266	(1)	TTM Technologies, Inc.	178,958	0.1
1,412	(1)	Tucows, Inc.	27,463	0.0
2,160	(1)	Turtle Beach Corp.	21,643	0.0
5,976	(1)	Ultra Clean Holdings, Inc.	198,164	0.1
9,066	(1)	Unisys Corp.	35,176	0.0
4,179	(1)	Upland Software, Inc.	17,970	0.0
14,376	(1)	Varonis Systems, Inc.	373,920	0.1
6,705	(1)	Veeco Instruments, Inc.	141,677	0.1
8,294	(1)	Verint Systems, Inc.	308,869	0.1
4,148	(1)	Veritone, Inc.	24,183	0.0
29,834	(1)	Viavi Solutions, Inc.	323,102	0.1
17,045		Vishay Intertechnology, Inc.	385,558	0.1
1,666	(1)	Vishay Precision Group, Inc.	69,572	0.0
3,684	(1)	Weave Communications, Inc.	18,309	0.0
9,503	(1)	WM Technology, Inc.	8,070	0.0
6,232	(1)	Workiva, Inc.	638,219	0.2
14,994		Xerox Holdings Corp.	230,908	0.1
5,079	(1)	Xperi, Inc.	55,513	0.0
15,000	(1)	Yext, Inc.	144,150	0.1
14,320	(1)	Zeta Global Holdings Corp.	155,086	0.1
16,333	(1)	Zuora, Inc.	161,370	0.1
			37,737,366	11.9

		Materials: 4.4%
5,042	(1)	5E Advanced Materials, Inc.	27,328	0.0
3,537		AdvanSix, Inc.	135,361	0.0
1,974		Alpha Metallurgical Resources, Inc.	307,944	0.1
3,800		American Vanguard Corp.	83,144	0.0
26,894	(1)	Amyris, Inc.	36,576	0.0
13,536	(1)	Arconic Corp.	355,049	0.1
5,840	(1)	Aspen Aerogels, Inc.	43,508	0.0
16,449	(1)	ATI, Inc.	649,078	0.2
12,020		Avient Corp.	494,743	0.2
4,213		Balchem Corp.	532,860	0.2
7,235		Cabot Corp.	554,490	0.2
6,372		Carpenter Technology Corp.	285,211	0.1
7,075	(1)	Century Aluminum Co.	70,750	0.0
1,036		Chase Corp.	108,500	0.0
2,318	(1)	Clearwater Paper Corp.	77,468	0.0
37,406	(1)	Coeur Mining, Inc.	149,250	0.1
15,444		Commercial Metals Co.	755,212	0.2
4,478		Compass Minerals International, Inc.	153,551	0.1
16,486	(1)	Constellium SE	251,906	0.1
6,238	(1)	Dakota Gold Corp.	22,582	0.0
12,111	(1)	Danimer Scientific, Inc.	41,783	0.0
10,787	(1)	Diversey Holdings Ltd.	87,267	0.0
9,589	(1)	Ecovyst, Inc.	105,958	0.0
3,030		FutureFuel Corp.	22,361	0.0
6,536		Glatfelter Corp.	20,850	0.0

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

3,807		Greif, Inc. - Class A	241,250	0.1
208		Greif, Inc. - Class B	15,916	0.0
2,694		Hawkins, Inc.	117,943	0.0
1,647		Haynes International, Inc.	82,498	0.0
6,918		HB Fuller Co.	473,537	0.2
73,265		Hecla Mining Co.	463,767	0.2
19,976	(1)	Hycroft Mining Holding Corp.	8,638	0.0
5,028	(1)	Ingevity Corp.	359,603	0.1
3,307		Innospec, Inc.	339,530	0.1
1,455	(1)	Intrepid Potash, Inc.	40,158	0.0
5,572	(1)	Ivanhoe Electric, Inc. / US	67,700	0.0
2,096		Kaiser Aluminum Corp.	156,424	0.1
2,678		Koppers Holdings, Inc.	93,650	0.0
2,202		Kronos Worldwide, Inc.	20,280	0.0
21,348	(1)	Livent Corp.	463,679	0.2
9,156	(1)	LSB Industries, Inc.	94,581	0.0
2,660		Materion Corp.	308,560	0.1
7,163		Mativ Holdings, Inc.	153,790	0.1
4,228		Minerals Technologies, Inc.	255,456	0.1
4,893		Myers Industries, Inc.	104,857	0.0
32,378	(1)	Novagold Resources, Inc.	201,391	0.1
20,355	(1)	O-I Glass, Inc.	462,262	0.2
1,266		Olympic Steel, Inc.	66,098	0.0
13,399	(1)	Origin Materials, Inc.	57,214	0.0
7,778		Orion Engineered Carbons SA	202,928	0.1
5,754		Pactiv Evergreen, Inc.	46,032	0.0
15,786	(1)	Perimeter Solutions SA	127,551	0.0
2,313	(1)	Piedmont Lithium, Inc.	138,896	0.1
14,343	(1)	PureCycle Technologies, Inc.	100,401	0.0
1,803		Quaker Chemical Corp.	356,904	0.1
2,963		Ramaco Resources, Inc.	26,104	0.0
5,282	(1)	Ranpak Holdings Corp.	27,572	0.0
7,796	(1)	Rayonier Advanced Materials, Inc.	48,881	0.0
2,454		Ryerson Holding Corp.	89,277	0.0
3,454		Schnitzer Steel Industries, Inc.	107,419	0.0
5,511		Sensient Technologies Corp.	421,922	0.1
2,784		Stepan Co.	286,836	0.1
15,941	(1)	Summit Materials, Inc.	454,159	0.2
10,999		SunCoke Energy, Inc.	98,771	0.0
4,648		Sylvamo Corp.	215,016	0.1
5,800	(1)	TimkenSteel Corp.	106,372	0.0
3,511		Tredegar Corp.	32,055	0.0
5,705		Trimas Corp.	158,941	0.1
4,551		Trinseo PLC	94,888	0.0
15,119		Tronox Holdings PLC	217,411	0.1
6,740		Warrior Met Coal, Inc.	247,425	0.1
4,171		Worthington Industries, Inc.	269,655	0.1
			13,896,928	4.4

		Real Estate: 6.1%
12,063		Acadia Realty Trust	168,279	0.1
10,964		Agree Realty Corp.	752,240	0.2
9,932		Alexander & Baldwin, Inc.	187,814	0.1
313		Alexander's, Inc.	60,644	0.0
6,849		American Assets Trust, Inc.	127,323	0.1
14,290	(1)	Anywhere Real Estate, Inc.	75,451	0.0
20,219		Apartment Investment and Management Co.	155,484	0.1
28,458		Apple Hospitality REIT, Inc.	441,668	0.2
9,249		Armada Hoffler Properties, Inc.	109,231	0.0
4,600	(1)	Ashford Hospitality Trust, Inc.	14,766	0.0
482	(1)	Bluerock Homes Trust, Inc.	9,553	0.0
8,695		Braemar Hotels & Resorts, Inc.	33,563	0.0
22,670		Brandywine Realty Trust	107,229	0.0
21,720		Broadstone Net Lease, Inc.	369,457	0.1
1,454		BRT Apartments Corp.	28,673	0.0
12,874		CareTrust REIT, Inc.	252,073	0.1
3,641		CBL & Associates Properties, Inc.	93,355	0.0
2,051		Centerspace	112,046	0.0
6,870		Chatham Lodging Trust	72,066	0.0
5,392		City Office REIT, Inc.	37,205	0.0
3,349		Community Healthcare Trust, Inc.	122,573	0.0
36,437	(1)	Compass, Inc.	117,692	0.0
14,992		Corporate Office Properties Trust SBI MD	355,460	0.1
2,365		CTO Realty Growth, Inc.	40,820	0.0
20,515	(1)	Cushman & Wakefield PLC	216,228	0.1
27,757		DiamondRock Hospitality Co.	225,664	0.1
20,822		DigitalBridge Group, Inc.	249,656	0.1
32,096		Diversified Healthcare Trust	43,330	0.0
10,378		Douglas Elliman, Inc.	32,276	0.0
12,059		Easterly Government Properties, Inc.	165,691	0.1
11,644		Elme Communities	207,962	0.1
18,356		Empire State Realty Trust, Inc.	119,130	0.0
13,815		Equity Commonwealth	286,109	0.1
17,673		Essential Properties Realty Trust, Inc.	439,174	0.1
9,171		eXp World Holdings, Inc.	116,380	0.0
6,449		Farmland Partners, Inc.	69,004	0.0
2,527	(1)	Forestar Group, Inc.	39,320	0.0
10,769		Four Corners Property Trust, Inc.	289,255	0.1
14,174		Franklin Street Properties Corp.	22,253	0.0
1,024	(1)	FRP Holdings, Inc.	59,269	0.0
5,412		Getty Realty Corp.	194,994	0.1
5,365		Gladstone Commercial Corp.	67,760	0.0
4,452		Gladstone Land Corp.	74,126	0.0
8,548		Global Medical REIT, Inc.	77,872	0.0
13,689		Global Net Lease, Inc.	176,041	0.1
4,098		Hersha Hospitality Trust	27,539	0.0
29,309		Independence Realty Trust, Inc.	469,823	0.2
697		Indus Realty Trust, Inc.	46,204	0.0
8,818		Industrial Logistics Properties Trust	27,071	0.0
3,684		Innovative Industrial Properties, Inc.	279,947	0.1
9,000		InvenTrust Properties Corp.	210,600	0.1
5,021		iStar, Inc.	147,471	0.1
15,477		Kennedy-Wilson Holdings, Inc.	256,763	0.1
28,814		Kite Realty Group Trust	602,789	0.2
5,227		LTC Properties, Inc.	183,625	0.1
36,118		LXP Industrial Trust	372,377	0.1

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

28,179		Macerich Co.	298,697	0.1
3,273		Marcus & Millichap, Inc.	105,096	0.0
5,826		National Health Investors, Inc.	300,505	0.1
18,382		Necessity Retail REIT, Inc./The	115,439	0.0
7,411		NETSTREIT Corp.	135,473	0.1
18,593		Newmark Group, Inc.	131,638	0.1
3,132		NexPoint Residential Trust, Inc.	136,774	0.1
6,869		Office Properties Income Trust	84,489	0.0
2,650		One Liberty Properties, Inc.	60,765	0.0
7,956		Orion Office REIT, Inc.	53,305	0.0
19,248		Outfront Media, Inc.	312,395	0.1
25,100		Paramount Group, Inc.	114,456	0.0
17,064		Pebblebrook Hotel Trust	239,579	0.1
15,436		Phillips Edison & Co., Inc.	503,522	0.2
29,321		Physicians Realty Trust	437,763	0.1
16,926		Piedmont Office Realty Trust, Inc.	123,560	0.0
4,929		Plymouth Industrial REIT, Inc.	103,558	0.0
10,507		PotlatchDeltic Corp.	520,097	0.2
2,516		RE/MAX Holdings, Inc.	47,200	0.0
13,805	(1)	Redfin Corp.	125,073	0.0
15,839		Retail Opportunity Investments Corp.	221,112	0.1
21,709		RLJ Lodging Trust	230,115	0.1
2,053		RMR Group, Inc.	53,871	0.0
11,397		RPT Realty	108,385	0.0
7,096		Ryman Hospitality Properties	636,724	0.2
30,137		Sabra Healthcare REIT, Inc.	346,576	0.1
1,886		Saul Centers, Inc.	73,554	0.0
22,387		Service Properties Trust	222,975	0.1
25,134		SITE Centers Corp.	308,646	0.1
4,603		St. Joe Co.	191,531	0.1
23,360		STAG Industrial, Inc.	790,035	0.3
1,377	(1)	Star Holdings	23,949	0.0
741		Stratus Properties, Inc.	14,820	0.0
14,284		Summit Hotel Properties, Inc.	99,988	0.0
28,210		Sunstone Hotel Investors, Inc.	278,715	0.1
13,324		Tanger Factory Outlet Centers, Inc.	261,550	0.1
2,366	(1)	Tejon Ranch Co.	43,227	0.0
10,453		Terreno Realty Corp.	675,264	0.2
6,622		UMH Properties, Inc.	97,939	0.0
31,223		Uniti Group, Inc.	110,842	0.0
1,789		Universal Health Realty Income Trust	86,069	0.0
15,256		Urban Edge Properties	229,755	0.1
4,431		Urstadt Biddle Properties, Inc.	77,853	0.0
11,951	(1)	Veris Residential, Inc.	174,963	0.1
6,606		Whitestone REIT	60,775	0.0
15,246		Xenia Hotels & Resorts, Inc.	199,570	0.1
			19,208,555	6.1

		Utilities: 3.2%
7,395		ALLETE, Inc.	476,016	0.2
11,168	(1)	Altus Power, Inc.	61,201	0.0
4,929		American States Water Co.	438,139	0.1
1,110		Artesian Resources Corp.	61,450	0.0
9,637		Avista Corp.	409,091	0.1
8,534		Black Hills Corp.	538,495	0.2
12,839		Brookfield Infrastructure Corp.	591,364	0.2
7,172		California Water Service Group	417,410	0.1
2,363		Chesapeake Utilities Corp.	302,440	0.1
3,717		Clearway Energy, Inc.-Class A	111,621	0.0
11,515		Clearway Energy, Inc.-Class C	360,765	0.1
4,879		MGE Energy, Inc.	378,952	0.1
2,301		Middlesex Water Co.	179,754	0.1
8,742	(1)	Montauk Renewables, Inc.	68,799	0.0
12,928		New Jersey Resources Corp.	687,770	0.2
4,523		Northwest Natural Holding Co.	215,114	0.1
7,351		NorthWestern Corp.	425,329	0.1
7,118		ONE Gas, Inc.	563,959	0.2
6,518		Ormat Technologies, Inc.	552,531	0.2
5,540		Otter Tail Corp.	400,376	0.1
11,088		PNM Resources, Inc.	539,764	0.2
11,745		Portland General Electric Co.	574,213	0.2
3,164	(1)	Purecycle Corp.	29,900	0.0
3,697		SJW Group	281,453	0.1
8,848		Southwest Gas Holdings, Inc.	552,558	0.2
6,775		Spire, Inc.	475,198	0.2
12,898	(1)	Sunnova Energy International, Inc.	201,467	0.1
2,228		Unitil Corp.	127,085	0.0
2,050		York Water Co.	91,635	0.0
			10,113,849	3.2

	Total Common Stock
	(Cost $315,393,801)		304,383,436	96.3

	Assets in Excess of Other Liabilities		11,709,418	3.7
	Net Assets		$316,092,854	100.0

(1)	Non-income producing security.

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock*	$304,383,436	$–	$–	$304,383,436
Total Investments, at fair value	$304,383,436	$–	$–	$304,383,436
Liabilities Table
Other Financial Instruments+
Futures	$(57,488)	$–	$–	$(57,488)
Total Liabilities	$(57,488)	$–	$–	$(57,488)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2023, the following futures contracts were outstanding for Voya VACS Index Series SC Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	120	06/16/23	$10,881,000	$(57,488)
			$10,881,000	$(57,488)

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $315,393,900.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$15,366,631
Gross Unrealized Depreciation	(26,434,484)
Net Unrealized Depreciation	$(11,067,853)